REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Security Life of Denver Insurance Company and Policyholders of Security Life Separate Account L1

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the divisions of Security Life Separate Account L1 (the “Separate Account”) listed in Appendix A, as of December 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the divisions of the Separate Account as of December 31, 2025, and the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the underlying mutual fund. We believe that our audits provide a reasonable basis for our opinion.

/s/Deloitte & Touche LLP

Chicago, Illinois
April 24, 2026

We have served as the auditor of Security Life Separate Account L1 since 2021.

1

Security Life Separate Account L1
APPENDIX A

Division	Statements of Assets and Liabilities as of	Statements of Operations for the Year ended	Statements Of Changes in Net Assets for the Two Years ended	Financial Highlights for Five Years Ended
Invesco V.I. Core Equity Fund - Series I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
American Funds Insurance Series® Growth Fund - Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
American Funds Insurance Series® Growth-Income Fund - Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
American Funds Insurance Series® International Fund - Class 2	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
BlackRock Global Allocation V.I. Fund - Class III	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Fidelity® VIP Contrafund® Portfolio - Service Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Fidelity® VIP Equity-Income Portfolio - Service Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
M Capital Appreciation Fund	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
M International Equity Fund	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
M Large Cap Growth Fund	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
M Large Cap Value Fund	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
VanEck VIP Global Resources Fund - Initial Class	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Intermediate Bond Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Balanced Income Portfolio – Class I	December 31, 2025	December 31, 2025	December 31, 2025	For the period from July 12, 2024 to December 31, 2024, and For the year ended December 31,2025
Voya Global Perspectives® Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Government Liquid Assets Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Government Liquid Assets Portfolio - Class S	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya High Yield Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Large Cap Growth Portfolio – Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Retirement Aggressive Growth Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Retirement Moderately Aggressive Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Retirement Moderate Portfolio – Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya U.S. Stock Index Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
VY® CBRE Global Real Estate Portfolio – Class S	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
VY® Invesco Growth and Income Portfolio – Class S	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Global Bond Portfolio – Class S	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Solution Aggressive Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	For the period from July 12, 2024 to December 31, 2024, and For the year ended December 31,2025
Voya Solution Balanced Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	For the period from July 12, 2024 to December 31, 2024, and For the year ended December 31,2025
Voya Solution Moderately Aggressive Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
VY® Baron Growth Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
VY® Invesco Comstock Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
VY® Invesco Equity and Income Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Index Plus SmallCap Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Global Insights Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Growth and Income Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Global High Dividend Low Volatility Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

2

Division	Statements of Assets and Liabilities as of	Statements of Operations for the Year ended	Statements Of Changes in Net Assets for the Two Years ended	Financial Highlights for Five Years Ended
Voya Index Plus LargeCap Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Index Plus MidCap Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Index Plus SmallCap Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya International Index Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	For the period from July 8, 2022, to December 31, 2022, For the Year Ended December 31, 2023, For the Year Ended December 31, 2024, and For the Year ended December 31, 2025
Voya Russell™ Large Cap Growth Index Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Russell™ Large Cap Index Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Russell™ Large Cap Value Index Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya Russell™ Small Cap Index Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Voya U.S. Bond Index Portfolio - Class I	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

* Division opened during the year.

3

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2025
(Dollars in thousands, except number of shares)

	Invesco V.I. Core Equity Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III
Assets
Investments in mutual funds
at fair value	$5,447	$111,019	$66,929	$39,152	$14,702
Total assets	5,447	111,019	66,929	39,152	14,702
Net assets	$5,447	$111,019	$66,929	$39,152	$14,702

Total number of mutual fund shares	151,180	799,847	1,009,799	1,761,994	1,102,063

Cost of mutual fund shares	$4,633	$71,295	$52,624	$32,557	$15,354

The accompanying notes are an integral part of these financial statements.
4

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2025
(Dollars in thousands, except number of shares)

	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class	M Capital Appreciation Fund	M International Equity Fund
Assets
Investments in mutual funds
at fair value	$39,814	$167	$9,407	$3,626	$3,198
Total assets	39,814	167	9,407	3,626	3,198
Net assets	$39,814	$167	$9,407	$3,626	$3,198

Total number of mutual fund shares	671,053	14,729	322,599	147,830	180,906

Cost of mutual fund shares	$30,489	$182	$8,318	$3,602	$2,609

The accompanying notes are an integral part of these financial statements.
5

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2025
(Dollars in thousands, except number of shares)

	M Large Cap Growth Fund	M Large Cap Value Fund	Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I	VanEck VIP Global Resources Fund - Initial Class	Voya Intermediate Bond Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$3,308	$1,441	$1,450	$424	$65,440
Total assets	3,308	1,441	1,450	424	65,440
Net assets	$3,308	$1,441	$1,450	$424	$65,440

Total number of mutual fund shares	110,974	84,549	33,919	12,662	5,927,559

Cost of mutual fund shares	$3,340	$1,174	$1,058	$325	$70,840

The accompanying notes are an integral part of these financial statements.
6

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2025
(Dollars in thousands, except number of shares)

	Voya Balanced Income Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class S	Voya High Yield Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$13,167	$703	$69,761	$28,074	$16,458
Total assets	13,167	703	69,761	28,074	16,458
Net assets	$13,167	$703	$69,761	$28,074	$16,458

Total number of mutual fund shares	1,272,157	73,853	69,760,974	28,074,140	1,851,307

Cost of mutual fund shares	$12,706	$729	$69,761	$28,074	$17,081

The accompanying notes are an integral part of these financial statements.
7

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2025
(Dollars in thousands, except number of shares)

	Voya Large Cap Growth Portfolio - Class I	Voya Retirement Aggressive Growth Portfolio - Class I	Voya Retirement Moderately Aggressive Portfolio - Class I	Voya Retirement Moderate Portfolio - Class I	Voya U.S. Stock Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$71,977	$34,993	$15,210	$9,901	$170,464
Total assets	71,977	34,993	15,210	9,901	170,464
Net assets	$71,977	$34,993	$15,210	$9,901	$170,464

Total number of mutual fund shares	3,808,332	3,282,683	1,545,729	981,219	8,094,222

Cost of mutual fund shares	$59,054	$38,902	$16,938	$10,687	$138,086

The accompanying notes are an integral part of these financial statements.
8

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2025
(Dollars in thousands, except number of shares)

	VY® CBRE Global Real Estate Portfolio - Class S	VY® Invesco Growth and Income Portfolio - Class S	VY® JPMorgan Emerging Markets Equity Portfolio - Class I	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	Voya Global Bond Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$6,107	$11,405	$29,102	$125,647	$9,702
Total assets	6,107	11,405	29,102	125,647	9,702
Net assets	$6,107	$11,405	$29,102	$125,647	$9,702

Total number of mutual fund shares	591,741	550,694	2,110,371	4,697,096	1,167,544

Cost of mutual fund shares	$6,308	$11,687	$32,450	$128,495	$10,570

The accompanying notes are an integral part of these financial statements.
9

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2025
(Dollars in thousands, except number of shares)

	Voya Solution Aggressive Portfolio - Class I	Voya Solution Balanced Portfolio - Class I	Voya Solution Moderately Aggressive Portfolio - Class I	VY® Baron Growth Portfolio - Class I	VY® Invesco Comstock Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$178	$112	$3,594	$10,363	$15,132
Total assets	178	112	3,594	10,363	15,132
Net assets	$178	$112	$3,594	$10,363	$15,132

Total number of mutual fund shares	11,051	10,623	319,160	533,098	716,810

Cost of mutual fund shares	$161	$102	$3,832	$13,281	$13,749

The accompanying notes are an integral part of these financial statements.
10

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2025
(Dollars in thousands, except number of shares)

	VY® Invesco Equity and Income Portfolio - Class I	Voya Global Insights Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$10,363	$16,313	$13,881	$11,580	$40,431
Total assets	10,363	16,313	13,881	11,580	40,431
Net assets	$10,363	$16,313	$13,881	$11,580	$40,431

Total number of mutual fund shares	309,332	1,513,283	605,620	965,839	1,312,266

Cost of mutual fund shares	$12,306	$18,688	$13,963	$10,097	$36,983

The accompanying notes are an integral part of these financial statements.
11

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2025
(Dollars in thousands, except number of shares)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$86,568	$59,479	$52,953	$90,931	$27,394
Total assets	86,568	59,479	52,953	90,931	27,394
Net assets	$86,568	$59,479	$52,953	$90,931	$27,394

Total number of mutual fund shares	4,085,338	2,574,859	3,731,698	1,051,223	573,581

Cost of mutual fund shares	$89,995	$59,363	$39,568	$50,233	$18,285

The accompanying notes are an integral part of these financial statements.
12

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2025
(Dollars in thousands, except number of shares)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$43,037	$7,629	$8,746	$21,857
Total assets	43,037	7,629	8,746	21,857
Net assets	$43,037	$7,629	$8,746	$21,857

Total number of mutual fund shares	1,558,197	168,296	632,393	2,383,565

Cost of mutual fund shares	$47,023	$7,121	$8,347	$22,418

The accompanying notes are an integral part of these financial statements.
13

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2025
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III
Net investment income (loss)
Investment income:
Dividends	$34	$158	$577	$483	$580
Expenses:
Mortality and expense risk charges	35	219	106	73	23
Total expenses	35	219	106	73	23
Net investment income (loss)	(1)	(61)	471	410	557

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	66	3,061	1,031	219	(32)
Capital gains distributions	392	8,098	10,276	—	1,415
Total realized gain (loss) on investments
and capital gains distributions	458	11,159	11,307	219	1,383
Net change in unrealized appreciation
(depreciation) of investments	296	7,893	(1,439)	7,917	465
Net realized and unrealized gain (loss)
on investments	754	19,052	9,868	8,136	1,848
Net increase (decrease) in net assets
resulting from operations	$753	$18,991	$10,339	$8,546	$2,405

The accompanying notes are an integral part of these financial statements.
14

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2025
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class	M Capital Appreciation Fund	M International Equity Fund
Net investment income (loss)
Investment income:
Dividends	$19	$6	$147	$33	$85
Expenses:
Mortality and expense risk charges	94	1	29	46	60
Total expenses	94	1	29	46	60
Net investment income (loss)	(75)	5	118	(13)	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,691	—	161	156	2,657
Capital gains distributions	6,079	—	464	535	—
Total realized gain (loss) on investments
and capital gains distributions	7,770	—	625	691	2,657
Net change in unrealized appreciation
(depreciation) of investments	(439)	6	619	405	(162)
Net realized and unrealized gain (loss)
on investments	7,331	6	1,244	1,096	2,495
Net increase (decrease) in net assets
resulting from operations	$7,256	$11	$1,362	$1,083	$2,520

The accompanying notes are an integral part of these financial statements.
15

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2025
(Dollars in thousands)

	M Large Cap Growth Fund	M Large Cap Value Fund	Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I	VanEck VIP Global Resources Fund - Initial Class	Voya Intermediate Bond Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$23	$—	$9	$3,118
Expenses:
Mortality and expense risk charges	19	8	3	2	248
Total expenses	19	8	3	2	248
Net investment income (loss)	(19)	15	(3)	7	2,870

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	163	105	271	2	(1,619)
Capital gains distributions	831	83	83	—	—
Total realized gain (loss) on investments
and capital gains distributions	994	188	354	2	(1,619)
Net change in unrealized appreciation
(depreciation) of investments	(452)	—	(184)	104	3,489
Net realized and unrealized gain (loss)
on investments	542	188	170	106	1,870
Net increase (decrease) in net assets
resulting from operations	$523	$203	$167	$113	$4,740

The accompanying notes are an integral part of these financial statements.
16

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2025
(Dollars in thousands)

	Voya Balanced Income Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class S	Voya High Yield Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$598	$39	$3,611	$969	$1,087
Expenses:
Mortality and expense risk charges	37	1	673	—	54
Total expenses	37	1	673	—	54
Net investment income (loss)	561	38	2,938	969	1,033

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	26	(4)	—	—	(387)
Capital gains distributions	579	—	60	19	—
Total realized gain (loss) on investments
and capital gains distributions	605	(4)	60	19	(387)
Net change in unrealized appreciation
(depreciation) of investments	190	54	—	—	763
Net realized and unrealized gain (loss)
on investments	795	50	60	19	376
Net increase (decrease) in net assets
resulting from operations	$1,356	$88	$2,998	$988	$1,409

The accompanying notes are an integral part of these financial statements.
17

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2025
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Class I	Voya Retirement Aggressive Growth Portfolio - Class I	Voya Retirement Moderately Aggressive Portfolio - Class I	Voya Retirement Moderate Portfolio - Class I	Voya U.S. Stock Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$1,054	$538	$489	$2,436
Expenses:
Mortality and expense risk charges	301	46	31	55	826
Total expenses	301	46	31	55	826
Net investment income (loss)	(301)	1,008	507	434	1,610

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,515	(256)	(165)	(135)	16,721
Capital gains distributions	7,339	7,605	2,403	555	16,586
Total realized gain (loss) on investments
and capital gains distributions	8,854	7,349	2,238	420	33,307
Net change in unrealized appreciation
(depreciation) of investments	990	(3,419)	(854)	211	(9,998)
Net realized and unrealized gain (loss)
on investments	9,844	3,930	1,384	631	23,309
Net increase (decrease) in net assets
resulting from operations	$9,543	$4,938	$1,891	$1,065	$24,919

The accompanying notes are an integral part of these financial statements.
18

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2025
(Dollars in thousands)

	VY® CBRE Global Real Estate Portfolio - Class S	VY® Invesco Growth and Income Portfolio - Class S	VY® JPMorgan Emerging Markets Equity Portfolio - Class I	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	Voya Global Bond Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$209	$283	$281	$2,788	$347
Expenses:
Mortality and expense risk charges	24	37	108	280	30
Total expenses	24	37	108	280	30
Net investment income (loss)	185	246	173	2,508	317

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(124)	17	(3,783)	78	(990)
Capital gains distributions	—	1,878	6,333	16,618	—
Total realized gain (loss) on investments
and capital gains distributions	(124)	1,895	2,550	16,696	(990)
Net change in unrealized appreciation
(depreciation) of investments	423	(659)	6,092	(5,506)	1,430
Net realized and unrealized gain (loss)
on investments	299	1,236	8,642	11,190	440
Net increase (decrease) in net assets
resulting from operations	$484	$1,482	$8,815	$13,698	$757

The accompanying notes are an integral part of these financial statements.
19

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2025
(Dollars in thousands)

	Voya Solution Aggressive Portfolio - Class I	Voya Solution Balanced Portfolio - Class I	Voya Solution Moderately Aggressive Portfolio - Class I	VY® Baron Growth Portfolio - Class I	VY® Invesco Comstock Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$4	$2	$92	$57	$232
Expenses:
Mortality and expense risk charges	1	—	3	34	42
Total expenses	1	—	3	34	42
Net investment income (loss)	3	2	89	23	190

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	33	(318)	118
Capital gains distributions	10	3	634	2,099	1,659
Total realized gain (loss) on investments
and capital gains distributions	10	3	667	1,781	1,777
Net change in unrealized appreciation
(depreciation) of investments	12	7	(299)	(3,121)	255
Net realized and unrealized gain (loss)
on investments	22	10	368	(1,340)	2,032
Net increase (decrease) in net assets
resulting from operations	$25	$12	$457	$(1,317)	$2,222

The accompanying notes are an integral part of these financial statements.
20

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2025
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Class I	Voya Global Insights Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$193	$60	$49	$263	$419
Expenses:
Mortality and expense risk charges	25	38	33	31	191
Total expenses	25	38	33	31	191
Net investment income (loss)	168	22	16	232	228

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(87)	(3,366)	(145)	191	4,309
Capital gains distributions	2,745	1,090	1,068	1,325	5,728
Total realized gain (loss) on investments
and capital gains distributions	2,658	(2,276)	923	1,516	10,037
Net change in unrealized appreciation
(depreciation) of investments	(1,663)	5,522	1,490	124	(3,611)
Net realized and unrealized gain (loss)
on investments	995	3,246	2,413	1,640	6,426
Net increase (decrease) in net assets
resulting from operations	$1,163	$3,268	$2,429	$1,872	$6,654

The accompanying notes are an integral part of these financial statements.
21

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2025
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$561	$405	$1,245	$142	$392
Expenses:
Mortality and expense risk charges	368	235	241	475	87
Total expenses	368	235	241	475	87
Net investment income (loss)	193	170	1,004	(333)	305

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(201)	620	4,144	4,487	1,546
Capital gains distributions	6,161	3,078	—	7,936	591
Total realized gain (loss) on investments
and capital gains distributions	5,960	3,698	4,144	12,423	2,137
Net change in unrealized appreciation
(depreciation) of investments	(4,103)	(890)	7,481	1,963	1,522
Net realized and unrealized gain (loss)
on investments	1,857	2,808	11,625	14,386	3,659
Net increase (decrease) in net assets
resulting from operations	$2,050	$2,978	$12,629	$14,053	$3,964

The accompanying notes are an integral part of these financial statements.
22

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2025
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$2,860	$19	$105	$822
Expenses:
Mortality and expense risk charges	153	24	22	112
Total expenses	153	24	22	112
Net investment income (loss)	2,707	(5)	83	710

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	768	244	(92)	(382)
Capital gains distributions	7,201	942	739	—
Total realized gain (loss) on investments
and capital gains distributions	7,969	1,186	647	(382)
Net change in unrealized appreciation
(depreciation) of investments	(5,655)	(565)	(11)	910
Net realized and unrealized gain (loss)
on investments	2,314	621	636	528
Net increase (decrease) in net assets
resulting from operations	$5,021	$616	$719	$1,238

The accompanying notes are an integral part of these financial statements.
23

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2
Net assets at January 1, 2024	$4,324	$84,646	$52,436	$36,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	106	523	343
Total realized gain (loss) on investments
and capital gains distributions	442	5,321	4,151	71
Net change in unrealized appreciation
(depreciation) of investments	609	19,675	7,428	806
Net increase (decrease) in net assets resulting from operations	1,053	25,102	12,102	1,220
Changes from principal transactions:
Premiums	—	2,076	1,575	1,352
Surrenders & withdrawals	(14)	(4,610)	(1,674)	(1,706)
Cost of insurance & administrative charges	(146)	(2,468)	(1,526)	(1,005)
Benefit payments	(104)	(444)	(339)	(232)
Transfers between Divisions (including fixed account), net	(22)	(5,536)	(3,704)	(1,085)
Increase (decrease) in net assets
derived from principal transactions	(286)	(10,982)	(5,668)	(2,676)
Total increase (decrease) in net assets	767	14,120	6,434	(1,456)
Net assets at December 31, 2024	5,091	98,766	58,870	35,035

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(61)	471	410
Total realized gain (loss) on investments
and capital gains distributions	458	11,159	11,307	219
Net change in unrealized appreciation
(depreciation) of investments	296	7,893	(1,439)	7,917
Net increase (decrease) in net assets resulting from operations	753	18,991	10,339	8,546
Changes from principal transactions:
Premiums	—	1,738	1,072	897
Surrenders & withdrawals	(117)	(3,546)	(1,767)	(1,363)
Cost of insurance & administrative charges	(147)	(2,401)	(1,423)	(922)
Benefit payments	(77)	(677)	(337)	(380)
Transfers between Divisions (including fixed account), net	(56)	(1,852)	175	(2,661)
Increase (decrease) in net assets
derived from principal transactions	(397)	(6,738)	(2,280)	(4,429)
Total increase (decrease) in net assets	356	12,253	8,059	4,117
Net assets at December 31, 2025	$5,447	$111,019	$66,929	$39,152

The accompanying notes are an integral part of these financial statements.
24

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class
Net assets at January 1, 2024	$13,026	$29,053	$162	$5,191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	167	(56)	5	80
Total realized gain (loss) on investments
and capital gains distributions	941	5,594	(1)	430
Net change in unrealized appreciation
(depreciation) of investments	(31)	3,913	(2)	272
Net increase (decrease) in net assets resulting from operations	1,077	9,451	2	782
Changes from principal transactions:
Premiums	379	774	—	116
Surrenders & withdrawals	(804)	(1,277)	—	(362)
Cost of insurance & administrative charges	(314)	(1,092)	(4)	(270)
Benefit payments	(106)	(379)	—	—
Transfers between Divisions (including fixed account), net	(317)	(832)	—	441
Increase (decrease) in net assets
derived from principal transactions	(1,162)	(2,806)	(4)	(75)
Total increase (decrease) in net assets	(85)	6,645	(2)	707
Net assets at December 31, 2024	12,941	35,698	160	5,898

Increase (decrease) in net assets
Operations:
Net investment income (loss)	557	(75)	5	118
Total realized gain (loss) on investments
and capital gains distributions	1,383	7,770	—	625
Net change in unrealized appreciation
(depreciation) of investments	465	(439)	6	619
Net increase (decrease) in net assets resulting from operations	2,405	7,256	11	1,362
Changes from principal transactions:
Premiums	302	717	—	127
Surrenders & withdrawals	(508)	(1,901)	—	(468)
Cost of insurance & administrative charges	(309)	(1,024)	(3)	(223)
Benefit payments	(155)	(104)	—	(30)
Transfers between Divisions (including fixed account), net	26	(828)	(1)	2,741
Increase (decrease) in net assets
derived from principal transactions	(644)	(3,140)	(4)	2,147
Total increase (decrease) in net assets	1,761	4,116	7	3,509
Net assets at December 31, 2025	$14,702	$39,814	$167	$9,407

The accompanying notes are an integral part of these financial statements.
25

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	M Capital Appreciation Fund	M International Equity Fund	M Large Cap Growth Fund	M Large Cap Value Fund
Net assets at January 1, 2024	$14,322	$8,400	$3,469	$1,728

Increase (decrease) in net assets
Operations:
Net investment income (loss)	194	238	(19)	24
Total realized gain (loss) on investments
and capital gains distributions	990	144	457	200
Net change in unrealized appreciation
(depreciation) of investments	94	(179)	402	71
Net increase (decrease) in net assets resulting from operations	1,278	203	840	295
Changes from principal transactions:
Premiums	35	37	55	36
Surrenders & withdrawals	(67)	(34)	(4)	(54)
Cost of insurance & administrative charges	(126)	(156)	(148)	(94)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	(98)	2,035	(174)	(105)
Increase (decrease) in net assets
derived from principal transactions	(256)	1,882	(271)	(217)
Total increase (decrease) in net assets	1,022	2,085	569	78
Net assets at December 31, 2024	15,344	10,485	4,038	1,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	25	(19)	15
Total realized gain (loss) on investments
and capital gains distributions	691	2,657	994	188
Net change in unrealized appreciation
(depreciation) of investments	405	(162)	(452)	—
Net increase (decrease) in net assets resulting from operations	1,083	2,520	523	203
Changes from principal transactions:
Premiums	14	21	23	13
Surrenders & withdrawals	(26)	(49)	(58)	(51)
Cost of insurance & administrative charges	(114)	(124)	(111)	(61)
Benefit payments	(5,055)	(7,523)	(506)	(489)
Transfers between Divisions (including fixed account), net	(7,620)	(2,132)	(601)	20
Increase (decrease) in net assets
derived from principal transactions	(12,801)	(9,807)	(1,253)	(568)
Total increase (decrease) in net assets	(11,718)	(7,287)	(730)	(365)
Net assets at December 31, 2025	$3,626	$3,198	$3,308	$1,441

The accompanying notes are an integral part of these financial statements.
26

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I	VanEck VIP Global Resources Fund - Initial Class	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Class I
Net assets at January 1, 2024	$1,600	$370	$70,038	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	7	2,893	147
Total realized gain (loss) on investments
and capital gains distributions	137	—	(1,259)	6
Net change in unrealized appreciation
(depreciation) of investments	258	(20)	(16)	271
Net increase (decrease) in net assets resulting from operations	393	(13)	1,618	424
Changes from principal transactions:
Premiums	27	—	2,588	214
Surrenders & withdrawals	(56)	(18)	(1,538)	(57)
Cost of insurance & administrative charges	(37)	(8)	(2,339)	(157)
Benefit payments	(16)	(7)	(355)	(93)
Transfers between Divisions (including fixed account), net	(51)	(1)	(2,747)	11,373
Increase (decrease) in net assets
derived from principal transactions	(133)	(34)	(4,391)	11,280
Total increase (decrease) in net assets	260	(47)	(2,773)	11,704
Net assets at December 31, 2024	1,860	323	67,265	11,704

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	7	2,870	561
Total realized gain (loss) on investments
and capital gains distributions	354	2	(1,619)	605
Net change in unrealized appreciation
(depreciation) of investments	(184)	104	3,489	190
Net increase (decrease) in net assets resulting from operations	167	113	4,740	1,356
Changes from principal transactions:
Premiums	22	—	1,337	193
Surrenders & withdrawals	(82)	(3)	(2,915)	(134)
Cost of insurance & administrative charges	(32)	(7)	(2,247)	(342)
Benefit payments	(567)	—	(6,308)	(18)
Transfers between Divisions (including fixed account), net	82	(2)	3,568	408
Increase (decrease) in net assets
derived from principal transactions	(577)	(12)	(6,565)	107
Total increase (decrease) in net assets	(410)	101	(1,825)	1,463
Net assets at December 31, 2025	$1,450	$424	$65,440	$13,167

The accompanying notes are an integral part of these financial statements.
27

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class S	Voya High Yield Portfolio - Class I
Net assets at January 1, 2024	$519	$17,430	$15,338	$18,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	779	716	1,148
Total realized gain (loss) on investments
and capital gains distributions	(7)	7	5	(335)
Net change in unrealized appreciation
(depreciation) of investments	28	—	—	405
Net increase (decrease) in net assets resulting from operations	38	786	721	1,218
Changes from principal transactions:
Premiums	55	1,288	1,101	922
Surrenders & withdrawals	(12)	(769)	(1,945)	(562)
Cost of insurance & administrative charges	(30)	(1,877)	(1,266)	(944)
Benefit payments	(6)	(208)	(17)	(270)
Transfers between Divisions (including fixed account), net	25	2,277	(82)	(800)
Increase (decrease) in net assets
derived from principal transactions	32	711	(2,209)	(1,654)
Total increase (decrease) in net assets	70	1,497	(1,488)	(436)
Net assets at December 31, 2024	589	18,927	13,850	17,974

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38	2,938	969	1,033
Total realized gain (loss) on investments
and capital gains distributions	(4)	60	19	(387)
Net change in unrealized appreciation
(depreciation) of investments	54	—	—	763
Net increase (decrease) in net assets resulting from operations	88	2,998	988	1,409
Changes from principal transactions:
Premiums	47	1,308	1,199	342
Surrenders & withdrawals	(26)	(54,993)	(1,898)	(775)
Cost of insurance & administrative charges	(31)	(1,633)	(1,697)	(487)
Benefit payments	—	(3,469)	(22)	(3,127)
Transfers between Divisions (including fixed account), net	36	106,623	15,654	1,122
Increase (decrease) in net assets
derived from principal transactions	26	47,836	13,236	(2,925)
Total increase (decrease) in net assets	114	50,834	14,224	(1,516)
Net assets at December 31, 2025	$703	$69,761	$28,074	$16,458

The accompanying notes are an integral part of these financial statements.
28

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Class I	Voya Retirement Aggressive Growth Portfolio - Class I	Voya Retirement Moderately Aggressive Portfolio - Class I	Voya Retirement Moderate Portfolio - Class I
Net assets at January 1, 2024	$56,429	$30,691	$16,597	$10,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(283)	726	347	254
Total realized gain (loss) on investments
and capital gains distributions	547	1,807	369	134
Net change in unrealized appreciation
(depreciation) of investments	18,184	1,887	1,107	348
Net increase (decrease) in net assets resulting from operations	18,448	4,420	1,823	736
Changes from principal transactions:
Premiums	1,070	1,150	338	198
Surrenders & withdrawals	(2,494)	(2,011)	(886)	(778)
Cost of insurance & administrative charges	(2,060)	(912)	(390)	(268)
Benefit payments	(804)	(107)	(3,341)	(113)
Transfers between Divisions (including fixed account), net	(1,930)	(369)	109	60
Increase (decrease) in net assets
derived from principal transactions	(6,218)	(2,249)	(4,170)	(901)
Total increase (decrease) in net assets	12,230	2,171	(2,347)	(165)
Net assets at December 31, 2024	68,659	32,862	14,250	10,197

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(301)	1,008	507	434
Total realized gain (loss) on investments
and capital gains distributions	8,854	7,349	2,238	420
Net change in unrealized appreciation
(depreciation) of investments	990	(3,419)	(854)	211
Net increase (decrease) in net assets resulting from operations	9,543	4,938	1,891	1,065
Changes from principal transactions:
Premiums	945	989	281	105
Surrenders & withdrawals	(2,324)	(1,844)	(469)	(345)
Cost of insurance & administrative charges	(1,953)	(882)	(382)	(247)
Benefit payments	(1,745)	(20)	(276)	(22)
Transfers between Divisions (including fixed account), net	(1,148)	(1,050)	(85)	(852)
Increase (decrease) in net assets
derived from principal transactions	(6,225)	(2,807)	(931)	(1,361)
Total increase (decrease) in net assets	3,318	2,131	960	(296)
Net assets at December 31, 2025	$71,977	$34,993	$15,210	$9,901
The accompanying notes are an integral part of these financial statements.
29

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Class I	VY® CBRE Global Real Estate Portfolio - Class S	VY® Invesco Growth and Income Portfolio - Class S	VY® JPMorgan Emerging Markets Equity Portfolio - Class I
Net assets at January 1, 2024	$186,990	$8,680	$11,034	$31,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,523	210	109	183
Total realized gain (loss) on investments
and capital gains distributions	19,484	(47)	1,262	(957)
Net change in unrealized appreciation
(depreciation) of investments	22,378	(165)	296	1,275
Net increase (decrease) in net assets resulting from operations	43,385	(2)	1,667	501
Changes from principal transactions:
Premiums	2,640	177	171	799
Surrenders & withdrawals	(3,043)	(353)	(892)	(1,455)
Cost of insurance & administrative charges	(5,052)	(261)	(321)	(670)
Benefit payments	(4,251)	(100)	(8)	(154)
Transfers between Divisions (including fixed account), net	(2,245)	(68)	(188)	398
Increase (decrease) in net assets
derived from principal transactions	(11,951)	(605)	(1,238)	(1,082)
Total increase (decrease) in net assets	31,434	(607)	429	(581)
Net assets at December 31, 2024	218,424	8,073	11,463	30,769

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,610	185	246	173
Total realized gain (loss) on investments
and capital gains distributions	33,307	(124)	1,895	2,550
Net change in unrealized appreciation
(depreciation) of investments	(9,998)	423	(659)	6,092
Net increase (decrease) in net assets resulting from operations	24,919	484	1,482	8,815
Changes from principal transactions:
Premiums	2,217	159	158	496
Surrenders & withdrawals	(7,702)	(241)	(289)	(701)
Cost of insurance & administrative charges	(4,573)	(209)	(305)	(655)
Benefit payments	(7,910)	(1,992)	(28)	(2,725)
Transfers between Divisions (including fixed account), net	(54,911)	(167)	(1,076)	(6,897)
Increase (decrease) in net assets
derived from principal transactions	(72,879)	(2,450)	(1,540)	(10,482)
Total increase (decrease) in net assets	(47,960)	(1,966)	(58)	(1,667)
Net assets at December 31, 2025	$170,464	$6,107	$11,405	$29,102

The accompanying notes are an integral part of these financial statements.
30

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	Voya Global Bond Portfolio - Class S	Voya Solution Aggressive Portfolio - Class I	Voya Solution Balanced Portfolio - Class I
Net assets at January 1, 2024	$110,593	$11,208	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,132	403	—	1
Total realized gain (loss) on investments
and capital gains distributions	1,450	(816)	—	—
Net change in unrealized appreciation
(depreciation) of investments	8,894	259	5	2
Net increase (decrease) in net assets resulting from operations	13,476	(154)	5	3
Changes from principal transactions:
Premiums	3,433	969	—	—
Surrenders & withdrawals	(3,611)	(183)	—	—
Cost of insurance & administrative charges	(3,880)	(362)	(1)	(2)
Benefit payments	(675)	(36)	—	—
Transfers between Divisions (including fixed account), net	(2,019)	(1,051)	152	102
Increase (decrease) in net assets
derived from principal transactions	(6,752)	(663)	151	100
Total increase (decrease) in net assets	6,724	(817)	156	103
Net assets at December 31, 2024	117,317	10,391	156	103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,508	317	3	2
Total realized gain (loss) on investments
and capital gains distributions	16,696	(990)	10	3
Net change in unrealized appreciation
(depreciation) of investments	(5,506)	1,430	12	7
Net increase (decrease) in net assets resulting from operations	13,698	757	25	12
Changes from principal transactions:
Premiums	3,314	219	—	—
Surrenders & withdrawals	(2,017)	(1,361)	—	—
Cost of insurance & administrative charges	(3,782)	(336)	(3)	(4)
Benefit payments	(2,455)	(250)	—	—
Transfers between Divisions (including fixed account), net	(428)	282	—	1
Increase (decrease) in net assets
derived from principal transactions	(5,368)	(1,446)	(3)	(3)
Total increase (decrease) in net assets	8,330	(689)	22	9
Net assets at December 31, 2025	$125,647	$9,702	$178	$112

The accompanying notes are an integral part of these financial statements.
31

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	Voya Solution Moderately Aggressive Portfolio - Class I	VY® Baron Growth Portfolio - Class I	VY® Invesco Comstock Portfolio - Class I	VY® Invesco Equity and Income Portfolio - Class I
Net assets at January 1, 2024	$3,002	$12,645	$12,420	$9,236

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	(38)	202	309
Total realized gain (loss) on investments
and capital gains distributions	17	515	1,326	675
Net change in unrealized appreciation
(depreciation) of investments	368	72	257	106
Net increase (decrease) in net assets resulting from operations	429	549	1,785	1,090
Changes from principal transactions:
Premiums	72	361	407	275
Surrenders & withdrawals	(223)	(609)	(626)	(209)
Cost of insurance & administrative charges	(77)	(444)	(422)	(344)
Benefit payments	(9)	—	—	(246)
Transfers between Divisions (including fixed account), net	(18)	(103)	11	110
Increase (decrease) in net assets
derived from principal transactions	(255)	(795)	(630)	(414)
Total increase (decrease) in net assets	174	(246)	1,155	676
Net assets at December 31, 2024	3,176	12,399	13,575	9,912

Increase (decrease) in net assets
Operations:
Net investment income (loss)	89	23	190	168
Total realized gain (loss) on investments
and capital gains distributions	667	1,781	1,777	2,658
Net change in unrealized appreciation
(depreciation) of investments	(299)	(3,121)	255	(1,663)
Net increase (decrease) in net assets resulting from operations	457	(1,317)	2,222	1,163
Changes from principal transactions:
Premiums	88	314	376	230
Surrenders & withdrawals	(37)	(738)	(344)	(826)
Cost of insurance & administrative charges	(78)	(339)	(399)	(288)
Benefit payments	—	(10)	(155)	(28)
Transfers between Divisions (including fixed account), net	(12)	54	(143)	200
Increase (decrease) in net assets
derived from principal transactions	(39)	(719)	(665)	(712)
Total increase (decrease) in net assets	418	(2,036)	1,557	451
Net assets at December 31, 2025	$3,594	$10,363	$15,132	$10,363

The accompanying notes are an integral part of these financial statements.
32

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	Voya Global Insights Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Net assets at January 1, 2024	$15,484	$11,859	$9,802	$34,048

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	85	258	149
Total realized gain (loss) on investments
and capital gains distributions	8,740	1,720	478	2,063
Net change in unrealized appreciation
(depreciation) of investments	(7,314)	949	473	5,912
Net increase (decrease) in net assets resulting from operations	1,385	2,754	1,209	8,124
Changes from principal transactions:
Premiums	544	119	368	216
Surrenders & withdrawals	(576)	(175)	(453)	(250)
Cost of insurance & administrative charges	(592)	(484)	(418)	(768)
Benefit payments	(97)	(230)	(166)	(36)
Transfers between Divisions (including fixed account), net	68	204	115	(1,870)
Increase (decrease) in net assets
derived from principal transactions	(653)	(566)	(554)	(2,708)
Total increase (decrease) in net assets	732	2,188	655	5,416
Net assets at December 31, 2024	16,216	14,047	10,457	39,464

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	16	232	228
Total realized gain (loss) on investments
and capital gains distributions	(2,276)	923	1,516	10,037
Net change in unrealized appreciation
(depreciation) of investments	5,522	1,490	124	(3,611)
Net increase (decrease) in net assets resulting from operations	3,268	2,429	1,872	6,654
Changes from principal transactions:
Premiums	528	111	298	461
Surrenders & withdrawals	(1,366)	(219)	(417)	(904)
Cost of insurance & administrative charges	(613)	(495)	(352)	(1,209)
Benefit payments	(608)	(56)	(267)	(19,572)
Transfers between Divisions (including fixed account), net	(1,112)	(1,936)	(11)	15,537
Increase (decrease) in net assets
derived from principal transactions	(3,171)	(2,595)	(749)	(5,687)
Total increase (decrease) in net assets	97	(166)	1,123	967
Net assets at December 31, 2025	$16,313	$13,881	$11,580	$40,431

The accompanying notes are an integral part of these financial statements.
33

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net assets at January 1, 2024	$12,298	$7,458	$44,151	$62,334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	84	65	1,041	(126)
Total realized gain (loss) on investments
and capital gains distributions	365	338	569	5,084
Net change in unrealized appreciation
(depreciation) of investments	1,303	255	(595)	15,559
Net increase (decrease) in net assets resulting from operations	1,752	658	1,015	20,517
Changes from principal transactions:
Premiums	289	178	661	1,322
Surrenders & withdrawals	(601)	(141)	(1,046)	(1,350)
Cost of insurance & administrative charges	(426)	(297)	(924)	(2,313)
Benefit payments	(13)	(23)	(387)	(753)
Transfers between Divisions (including fixed account), net	634	341	5,982	658
Increase (decrease) in net assets
derived from principal transactions	(117)	58	4,286	(2,436)
Total increase (decrease) in net assets	1,635	716	5,301	18,081
Net assets at December 31, 2024	13,933	8,174	49,452	80,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	193	170	1,004	(333)
Total realized gain (loss) on investments
and capital gains distributions	5,960	3,698	4,144	12,423
Net change in unrealized appreciation
(depreciation) of investments	(4,103)	(890)	7,481	1,963
Net increase (decrease) in net assets resulting from operations	2,050	2,978	12,629	14,053
Changes from principal transactions:
Premiums	1,206	1,193	815	1,290
Surrenders & withdrawals	(2,912)	(1,410)	(1,742)	(3,769)
Cost of insurance & administrative charges	(2,107)	(1,782)	(1,492)	(2,416)
Benefit payments	(3,675)	(3,112)	(704)	(658)
Transfers between Divisions (including fixed account), net	78,073	53,438	(6,005)	2,016
Increase (decrease) in net assets
derived from principal transactions	70,585	48,327	(9,128)	(3,537)
Total increase (decrease) in net assets	72,635	51,305	3,501	10,516
Net assets at December 31, 2025	$86,568	$59,479	$52,953	$90,931

The accompanying notes are an integral part of these financial statements.
34

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net assets at January 1, 2024	$17,802	$6,676	$5,844	$7,353

Increase (decrease) in net assets
Operations:
Net investment income (loss)	139	108	4	64
Total realized gain (loss) on investments
and capital gains distributions	304	301	89	506
Net change in unrealized appreciation
(depreciation) of investments	4,326	613	1,023	306
Net increase (decrease) in net assets resulting from operations	4,769	1,022	1,116	876
Changes from principal transactions:
Premiums	399	153	293	109
Surrenders & withdrawals	(197)	(139)	(141)	(297)
Cost of insurance & administrative charges	(447)	(263)	(176)	(192)
Benefit payments	(11)	(99)	(11)	(38)
Transfers between Divisions (including fixed account), net	793	1,345	(233)	1,234
Increase (decrease) in net assets
derived from principal transactions	537	997	(268)	816
Total increase (decrease) in net assets	5,306	2,019	848	1,692
Net assets at December 31, 2024	23,108	8,695	6,692	9,045

Increase (decrease) in net assets
Operations:
Net investment income (loss)	305	2,707	(5)	83
Total realized gain (loss) on investments
and capital gains distributions	2,137	7,969	1,186	647
Net change in unrealized appreciation
(depreciation) of investments	1,522	(5,655)	(565)	(11)
Net increase (decrease) in net assets resulting from operations	3,964	5,021	616	719
Changes from principal transactions:
Premiums	387	471	182	109
Surrenders & withdrawals	(429)	(1,864)	(217)	(149)
Cost of insurance & administrative charges	(432)	(920)	(217)	(220)
Benefit payments	—	(345)	(23)	—
Transfers between Divisions (including fixed account), net	796	31,979	596	(758)
Increase (decrease) in net assets
derived from principal transactions	322	29,321	321	(1,018)
Total increase (decrease) in net assets	4,286	34,342	937	(299)
Net assets at December 31, 2025	$27,394	$43,037	$7,629	$8,746

The accompanying notes are an integral part of these financial statements.
35

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

Voya U.S. Bond Index Portfolio - Class I
Net assets at January 1, 2024	$14,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	604
Total realized gain (loss) on investments
and capital gains distributions	(793)
Net change in unrealized appreciation
(depreciation) of investments	292
Net increase (decrease) in net assets resulting from operations	103
Changes from principal transactions:
Premiums	207
Surrenders & withdrawals	(88)
Cost of insurance & administrative charges	(481)
Benefit payments	(279)
Transfers between Divisions (including fixed account), net	6,627
Increase (decrease) in net assets
derived from principal transactions	5,986
Total increase (decrease) in net assets	6,089
Net assets at December 31, 2024	20,593

Increase (decrease) in net assets
Operations:
Net investment income (loss)	710
Total realized gain (loss) on investments
and capital gains distributions	(382)
Net change in unrealized appreciation
(depreciation) of investments	910
Net increase (decrease) in net assets resulting from operations	1,238
Changes from principal transactions:
Premiums	189
Surrenders & withdrawals	(1,306)
Cost of insurance & administrative charges	(601)
Benefit payments	(15)
Transfers between Divisions (including fixed account), net	1,759
Increase (decrease) in net assets
derived from principal transactions	26
Total increase (decrease) in net assets	1,264
Net assets at December 31, 2025	$21,857

The accompanying notes are an integral part of these financial statements.
36

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

1.Organization
Security Life of Denver Insurance Company Security Life Separate Account L1 (the “Account”) was established on November 3, 1993, by Security Life of Denver Insurance Company (“SLD” or the “Company”) to support the operations of variable universal life policies (“Policies”). The Company is an indirect, wholly owned subsidiary of Resolution Life U.S. Holdings, Inc. ("Resolution Life US"), a Delaware corporation.

Prior to January 4, 2021, the Company was an indirect, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial"). On January 4, 2021, Voya Financial consummated a series of transactions pursuant to a Master Transaction Agreement entered into on December 18, 2019 with Resolution Life US, pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial.

The Account supports the operations of the FirstLine Variable Universal Life, FirstLine II Variable Universal Life, Variable Survivorship Universal Life, Corporate Benefits Variable Universal Life, Strategic Investor Variable Universal Life, Asset Portfolio Manager Variable Universal Life, Estate Designer Variable Universal Life, Asset Accumulator Variable Universal Life, Voya Corporate Advantage Variable Universal Life, Voya Corporate Variable Universal Life, Voya VUL-CV, Voya VUL-ECV, Voya SVUL-CV, and Voya VUL-DB policies (collectively, “Policies”) offered by the Company. The Account also includes Strategic Advantage, which is discontinued.

The Account is engaged in a single line of business and is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. SLD provides for variable accumulation and benefits under the Policies by crediting premiums to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the policyholders. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business SLD may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of SLD. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of SLD.

At December 31, 2025, the Account had 49 investment divisions (the “Divisions”) which invest in independently managed mutual funds. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”). Each Division of the Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker ("CODM") manages the activities of the Account using information of each Division. The Account's policies of the segments are the same as those described in the summary of significant accounting policies (see Note 2).

37

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

The Divisions with asset balances at December 31, 2025 and related Trusts are as follows:

AIM Variable Insurance Funds:	Voya Investors Trust: (continued)
Invesco V.I. Core Equity Fund - Series I	Voya Retirement Aggressive Growth Portfolio - Class I
American Funds Insurance Series®:	Voya Retirement Moderately Aggressive Portfolio - Class I
American Funds Insurance Series® Growth Fund - Class 2	Voya Retirement Moderate Portfolio - Class I
American Funds Insurance Series® Growth-Income Fund - Class 2	Voya U.S. Stock Index Portfolio - Class I
American Funds Insurance Series® International Fund - Class 2	VY® CBRE Global Real Estate Portfolio - Class S
BlackRock Variable Series Funds, Inc.:	VY® Invesco Growth and Income Portfolio - Class S
BlackRock Global Allocation V.I. Fund - Class III	VY® JPMorgan Emerging Markets Equity Portfolio - Class I
Fidelity® Variable Insurance Products II:	VY® T. Rowe Price Capital Appreciation Portfolio - Class I
Fidelity® VIP Contrafund® Portfolio - Service Class	Voya Partners, Inc.:
Fidelity® Variable Insurance Products V:	Voya Global Bond Portfolio - Class S
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Voya Solution Aggressive Portfolio - Class I
Fidelity® Variable Insurance Products:	Voya Solution Balanced Portfolio - Class I
Fidelity® VIP Equity-Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Class I
M Fund, Inc.:	VY® Baron Growth Portfolio - Class I
M Capital Appreciation Fund	VY® Invesco Comstock Portfolio - Class I
M International Equity Fund	VY® Invesco Equity and Income Portfolio - Class I
M Large Cap Growth Fund	Voya Global Insights Portfolio - Class I
M Large Cap Value Fund	Voya Variable Funds:
Neuberger Berman Advisers Management Trust®:	Voya Growth and Income Portfolio - Class I
Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I	Voya Variable Portfolios, Inc.:
VanEck VIP Trust:	Voya Global High Dividend Low Volatility Portfolio - Class I
VanEck VIP Global Resources Fund - Initial Class	Voya Index Plus LargeCap Portfolio - Class I
Voya Intermediate Bond Portfolio:	Voya Index Plus MidCap Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Voya Investors Trust:	Voya International Index Portfolio - Class I
Voya Balanced Income Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Global Perspectives® Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Voya High Yield Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Voya Large Cap Growth Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I

The names of certain Divisions were changed during 2025. The following is a summary of current and former Names for those Divisions

Current Name	Former Name
Neuberger Berman Advisers Management Trust®:	Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I
Voya Investors Trust:	Voya Investors Trust:
Voya Retirement Aggressive Growth Portfolio - Class I	Voya Retirement Growth Portfolio - Class I
Voya Retirement Moderately Aggressive Portfolio - Class I	Voya Retirement Moderate Growth Portfolio - Class I

38

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

During 2025, the following Divisions were closed to policyholders:

Voya Investors Trust:	Fund Closure Date
Voya Large Cap Value Portfolio - Class I	1/24/2025
Voya Limited Maturity Bond Portfolio - Class S	1/24/2025
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	1/24/2025
VY® T. Rowe Price Equity Income Portfolio - Class I	1/24/2025
Voya Partners, Inc.:
Voya International High Dividend Low Volatility Portfolio - Class I	1/24/2025
VY® American Century Small-Mid Cap Value Portfolio - Class I	1/24/2025
VY® Columbia Small Cap Value II Portfolio - Class I	1/24/2025
VY® JPMorgan Mid Cap Value Portfolio - Class I	1/24/2025
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	1/24/2025
Voya Variable Portfolios, Inc.:
Voya Small Company Portfolio - Class S	1/24/2025
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1/24/2025
Voya SmallCap Opportunities Portfolio - Class I	1/24/2025

Basis of Presentation

The Account's financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("US GAAP"). The principal accounting policies applied in the preparation of these financial statements are set out in Note 2.

39

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

2.    Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments made in shares of the respective Funds within each Division are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions are recorded on the trade date. Distributions of net investment income and capital gains are recognized on the ex-distribution date. Realized gains and losses on redemptions of shares are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of SLD, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to policyholders. Accordingly, earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of the federal income tax liability of SLD, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Account.

Policyholder Reserves

Policyholder reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the policyholders invested in the Divisions. To the extent that benefits to be paid to the policyholders exceed their account values, SLD will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to SLD.

40

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to policyholder activity, including premiums, surrenders and withdrawals, cost of insurance and administrative charges and benefit payments. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) SLD related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by SLD).

Segment Reporting

The Divisions CODM are the President, Chief Legal Officer and Chief Compliance Officer as the Account does not have employees and is not a separate legal entity. The CODM uses Increase (decrease) in net assets resulting from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the Divisions within the Account. The measure of segment assets is reported on the Statements of Assets and Liabilities as Net Assets. Refer to the Statements of Operations and Changes in Net Assets for each Division's operating segment and related footnotes. All assets and revenue is generated in the US and there is no customer greater than 10% of the results for all periods presented.

Subsequent Events

The Account has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

3.    Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.
The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2025 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2025. The Account had no liabilities as of December 31, 2025.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall
41

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own judgments about the assumptions that market participants would use in valuing the asset or liability.

4.    Charges and Fees
Under the terms of the Policies, certain charges and fees are incurred by the Policies to cover SLD’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges and fees:

Premium Expense Charge

SLD deducts a premium charge for certain Policies ranging from 3.00% to 15.00% of each premium payment as defined in the Policies. These charges are assessed through the redemption of units.

Mortality and Expense Risk Charges

For FirstLine, FirstLine II, Strategic Advantage, Variable Survivorship, Estate Designer, and Strategic Investor Policies (collectively, Class A Policies), charges are made directly against the assets of the Account Divisions and are reflected daily in the computation of the unit values of the Divisions. A daily deduction, at an annual rate of up to 0.75% of the average daily net asset value of each Division of the Account, is charged to cover these risks, as specified in the Policies. These charges are assessed through a reduction in unit values.

For the Corporate Benefits, Asset Accumulator, Corporate VUL, VUL-CV, VUL-ECV, SVUL-CV, and VUL-DB Policies (collectively, Class B Policies) and Corporate Advantage VUL, a monthly deduction, at an annual rate of up to 0.60% of the policyholder account value, is charged. For Asset Portfolio Manager, a monthly deduction at an annual rate of up to 0.90% is charged. These charges are assessed through the redemption of units.

42

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

Other Policy Charges

The monthly cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of policies. The monthly amount charged for optional insurance benefits varies based on a number of factors and is defined in the Policies. These charges are assessed through the redemption of units.

The monthly administrative charge is based on an established amount per $1,000 of base insurance coverage or an established per month charge, as defined in the Policies. These charges are assessed through the redemption of units.

Other Policy Deductions

The Variable Universal Life Policies provide for certain deductions for sales and tax loads from premium payments received from the policyholders and for surrender charges and taxes from amounts paid to policyholders. Such deductions are taken after the redemption of units in the Account and are not included in the Account financial statements. These charges are assessed through the redemption of units.

Fees Waived by SLD

Certain charges and fees for various types of Policies may be waived by SLD. SLD reserves the right to discontinue these waivers at its discretion or to conform with the changes in the law.

43

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

5. Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 follows:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I	426	432
American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund - Class 2	10,099	8,801
American Funds Insurance Series® Growth-Income Fund - Class 2	12,631	4,163
American Funds Insurance Series® International Fund - Class 2	1,586	5,605
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	2,707	1,379
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class	7,559	4,695
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	6	4
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class	3,726	997
M Fund, Inc.:
M Capital Appreciation Fund	1,097	13,376
M International Equity Fund	549	10,330
M Large Cap Growth Fund	881	1,321
M Large Cap Value Fund	144	614
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I	335	831
VanEck VIP Trust:
VanEck VIP Global Resources Fund - Initial Class	9	14
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	9,478	13,174
Voya Investors Trust:
Voya Balanced Income Portfolio - Class I	1,831	583
Voya Global Perspectives® Portfolio - Class I	109	44
Voya Government Liquid Assets Portfolio - Class I	148,581	97,747
Voya Government Liquid Assets Portfolio - Class S	19,882	5,658
Voya High Yield Portfolio - Class I	2,877	4,769
Voya Large Cap Growth Portfolio - Class I	9,434	8,620
Voya Retirement Aggressive Growth Portfolio - Class I	9,679	3,872
Voya Retirement Moderately Aggressive Portfolio - Class I	3,838	1,860
Voya Retirement Moderate Portfolio - Class I	1,143	1,516
Voya U.S. Stock Index Portfolio - Class I	24,451	79,134
VY® CBRE Global Real Estate Portfolio - Class S	491	2,756
VY® Invesco Growth and Income Portfolio - Class S	2,515	1,931
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	9,081	13,057
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	22,128	8,370

44

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Class S	$2,577	$3,706
Voya Solution Aggressive Portfolio - Class I	14	4
Voya Solution Balanced Portfolio - Class I	5	4
Voya Solution Moderately Aggressive Portfolio - Class I	1,117	433
VY® Baron Growth Portfolio - Class I	2,999	1,595
VY® Invesco Comstock Portfolio - Class I	2,395	1,211
VY® Invesco Equity and Income Portfolio - Class I	3,399	1,197
Voya Global Insights Portfolio - Class I	1,502	3,561
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	1,369	2,880
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	1,913	1,105
Voya Index Plus LargeCap Portfolio - Class I	26,580	26,311
Voya Index Plus MidCap Portfolio - Class I	90,539	13,599
Voya Index Plus SmallCap Portfolio - Class I	59,755	8,180
Voya International Index Portfolio - Class I	14,017	22,142
Voya Russell™ Large Cap Growth Index Portfolio - Class I	12,889	8,824
Voya Russell™ Large Cap Index Portfolio - Class I	5,288	4,070
Voya Russell™ Large Cap Value Index Portfolio - Class I	44,610	5,381
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	2,445	1,186
Voya Russell™ Small Cap Index Portfolio - Class I	2,610	2,806
Voya U.S. Bond Index Portfolio - Class I	3,501	2,766

45

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

6.    Changes in Units
The net changes in units outstanding follow:

	Year ended December 31
	2025			2024
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I	2	9,259	(9,257)	1	7,540	(7,539)
American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund - Class 2	13,519	59,457	(45,939)	13,040	105,928	(92,888)
American Funds Insurance Series® Growth-Income Fund - Class 2	20,609	44,045	(23,436)	11,605	87,061	(75,455)
American Funds Insurance Series® International Fund - Class 2	24,258	122,345	(98,087)	51,672	115,006	(63,334)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	23,790	46,404	(22,615)	14,512	60,522	(46,010)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class	17,051	52,038	(34,988)	21,458	58,969	(37,511)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	162	(162)	—	208	(208)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class	71,896	20,861	51,034	18,248	21,529	(3,281)
M Fund, Inc.:
M Capital Appreciation Fund	8,333	177,700	(169,367)	2,868	6,674	(3,806)
M International Equity Fund	18,969	356,873	(337,905)	109,159	32,825	76,334
M Large Cap Growth Fund	682	15,489	(14,807)	3,356	7,247	(3,890)
M Large Cap Value Fund	815	13,191	(12,376)	1,245	6,441	(5,196)
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I	3,821	14,384	(10,563)	622	2,866	(2,244)
VanEck VIP Trust:
VanEck VIP Global Resources Fund - Initial Class	—	272	(272)	—	935	(935)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	286,430	587,127	(300,697)	217,788	439,429	(221,640)

46

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Year ended December 31
	2025			2024
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

Voya Investors Trust:
Voya Balanced Income Portfolio - Class I	59,459	50,712	8,747	1,148,767	29,718	1,119,049
Voya Global Perspectives® Portfolio - Class I	4,025	2,481	1,544	4,601	2,629	1,972
Voya Government Liquid Assets Portfolio - Class I	12,109,389	8,042,999	4,066,390	527,799	464,812	62,987
Voya Government Liquid Assets Portfolio - Class S	1,204,681	357,842	846,840	236,865	379,771	(142,906)
Voya High Yield Portfolio - Class I	142,218	375,015	(232,798)	139,362	284,218	(144,856)
Voya Large Cap Growth Portfolio - Class I	20,109	78,902	(58,793)	21,047	90,618	(69,571)
Voya Retirement Aggressive Growth Portfolio - Class I	31,912	116,176	(84,264)	21,760	97,728	(75,968)
Voya Retirement Moderately Aggressive Portfolio - Class I	28,349	60,588	(32,238)	15,898	169,426	(153,528)
Voya Retirement Moderate Portfolio - Class I	4,324	62,149	(57,825)	10,987	52,463	(41,476)
Voya U.S. Stock Index Portfolio - Class I	81,608	1,194,797	(1,113,189)	84,109	274,593	(190,484)
VY® CBRE Global Real Estate Portfolio - Class S	16,522	172,892	(156,370)	19,188	56,720	(37,532)
VY® Invesco Growth and Income Portfolio - Class S	7,210	43,798	(36,588)	4,621	32,156	(27,536)
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	108,400	600,131	(491,730)	85,472	138,744	(53,272)
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	26,579	80,761	(54,182)	18,014	92,673	(74,658)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Class S	141,918	241,609	(99,691)	161,048	214,437	(53,389)
Voya Solution Aggressive Portfolio - Class I	29	286	(256)	25,149	10,312	14,837
Voya Solution Balanced Portfolio - Class I	—	329	(329)	10,020	161	9,859
Voya Solution Moderately Aggressive Portfolio - Class I	17,376	19,730	(2,355)	2,176	15,858	(13,682)
VY® Baron Growth Portfolio - Class I	14,727	27,821	(13,095)	8,920	22,282	(13,362)
VY® Invesco Comstock Portfolio - Class I	8,344	19,258	(10,914)	7,837	19,026	(11,189)
VY® Invesco Equity and Income Portfolio - Class I	10,929	26,178	(15,249)	9,450	19,394	(9,944)
Voya Global Insights Portfolio - Class I	6,788	72,532	(65,744)	9,980	23,303	(13,322)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	5,596	51,564	(45,968)	13,653	26,979	(13,326)

47

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Year ended December 31
	2025			2024
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	15,843	53,748	(37,904)	22,564	54,101	(31,536)
Voya Index Plus LargeCap Portfolio - Class I	310,813	403,568	(92,755)	2,665	51,047	(48,382)
Voya Index Plus MidCap Portfolio - Class I	1,361,568	225,052	1,136,516	31,535	33,650	(2,115)
Voya Index Plus SmallCap Portfolio - Class I	1,046,711	149,642	897,069	17,700	14,833	2,867
Voya International Index Portfolio - Class I	963,210	1,680,392	(717,182)	599,947	258,646	341,301
Voya Russell™ Large Cap Growth Index Portfolio - Class I	40,517	66,238	(25,722)	26,386	51,490	(25,104)
Voya Russell™ Large Cap Index Portfolio - Class I	41,118	40,423	696	18,826	12,331	6,494
Voya Russell™ Large Cap Value Index Portfolio - Class I	640,213	95,881	544,332	38,420	16,695	21,725
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	19,423	14,124	5,299	11,981	17,764	(5,783)
Voya Russell™ Small Cap Index Portfolio - Class I	44,346	83,996	(39,650)	67,156	39,289	27,867
Voya U.S. Bond Index Portfolio - Class I	190,780	184,053	6,726	867,261	410,930	456,332

48

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

7.    Financial Highlights
A summary of unit values, units outstanding, and net assets for Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2025, 2024, 2023, 2022, and 2021 follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Core Equity Fund - Series I
2025		117	$45.65	to	$52.92	$5,447	0.65%	0.00%	to	0.75%	15.31%	to	16.18%
2024		127	$39.59	to	$45.55	$5,091	0.73%	0.00%	to	0.75%	24.65%	to	25.59%
2023		135	$31.76	to	$36.27	$4,324	0.66%	0.00%	to	0.75%	22.44%	to	23.37%
2022		178	$25.94	to	$29.40	$4,656	0.86%	0.00%	to	0.75%	-21.13%	to	-20.54%
2021		188	$32.89	to	$37.00	$6,258	0.66%	0.00%	to	0.75%	26.79%	to	27.72%
American Funds Insurance Series® Growth Fund - Class 2
2025		677	$145.57	to	$172.60	$111,019	0.15%	0.00%	to	0.75%	19.33%	to	20.23%
2024		723	$121.99	to	$143.56	$98,766	0.34%	0.00%	to	0.75%	30.64%	to	31.63%
2023		816	$93.38	to	$109.06	$84,646	0.37%	0.00%	to	0.75%	37.44%	to	38.47%
2022		900	$67.94	to	$78.76	$67,650	0.30%	0.00%	to	0.75%	-30.45%	to	-29.94%
2021		918	$79.38	to	$112.41	$98,666	0.22%	0.00%	to	0.75%	21.07%	to	21.99%
American Funds Insurance Series® Growth-Income Fund - Class 2
2025		659	$89.45	to	$106.06	$66,929	0.92%	0.00%	to	0.75%	17.19%	to	18.07%
2024		682	$76.33	to	$89.83	$58,870	1.12%	0.00%	to	0.75%	23.29%	to	24.23%
2023		757	$61.91	to	$72.31	$52,436	1.37%	0.00%	to	0.75%	25.20%	to	26.13%
2022		814	$41.31	to	$57.33	$44,805	1.19%	0.00%	to	0.75%	-17.11%	to	-16.48%
2021		873	$49.46	to	$68.65	$57,550	1.13%	0.00%	to	0.75%	23.16%	to	24.10%
American Funds Insurance Series® International Fund - Class 2
2025		711	$48.72	to	$57.77	$39,152	1.30%	0.00%	to	0.75%	25.79%	to	26.77%
2024		809	$38.73	to	$45.57	$35,035	1.20%	0.00%	to	0.75%	2.41%	to	3.15%
2023		872	$37.82	to	$44.18	$36,491	1.31%	0.00%	to	0.75%	14.95%	to	15.84%
2022		932	$23.35	to	$38.14	$33,763	1.63%	0.00%	to	0.75%	-21.37%	to	-20.77%
2021		940	$29.47	to	$48.14	$43,138	2.50%	0.00%	to	0.75%	-2.22%	to	-1.49%

49

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2025		453	$29.45	to	$33.37	$14,702	4.20%	0.00%	to	0.75%	18.61%	to	19.52%
2024		476	$24.83	to	$27.92	$12,941	1.45%	0.00%	to	0.75%	8.14%	to	8.89%
2023		522	$22.96	to	$25.64	$13,026	2.60%	0.00%	to	0.75%	11.62%	to	12.51%
2022		499	$20.57	to	$22.79	$11,175	—%	0.00%	to	0.75%	-16.69%	to	-16.06%
2021		497	$24.69	to	$27.15	$13,298	0.83%	0.00%	to	0.75%	5.60%	to	6.39%
Fidelity® VIP Contrafund® Portfolio - Service Class
2025		406	$88.72	to	$103.64	$39,814	0.05%	0.00%	to	0.75%	20.46%	to	21.37%
2024		441	$73.65	to	$85.39	$35,698	0.10%	0.00%	to	0.75%	32.63%	to	33.64%
2023		479	$55.53	to	$63.90	$29,053	0.40%	0.00%	to	0.75%	32.34%	to	33.35%
2022		517	$41.96	to	$47.92	$23,597	0.36%	0.00%	to	0.75%	-26.92%	to	-26.38%
2021		556	$57.42	to	$65.09	$34,452	0.05%	0.00%	to	0.75%	26.75%	to	27.72%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2025		10	$17.60	to	$20.57	$167	3.59%	0.00%	to	0.75%	6.41%	to	7.25%
2024		10	$16.54	to	$19.18	$160	3.49%	0.00%	to	0.75%	1.04%	to	1.80%
2023		10	$16.37	to	$18.84	$162	2.56%	0.00%	to	0.75%	5.41%	to	6.20%
2022		10	$15.53	to	$17.74	$158	2.18%	0.00%	to	0.75%	-13.63%	to	-12.95%
2021		10	$17.98	to	$20.38	$188	2.09%	0.00%	to	0.75%	-1.37%	to	-0.63%
Fidelity® VIP Equity-Income Portfolio - Service Class
2025		188	$46.65	to	$54.50	$9,407	1.92%	0.00%	to	0.75%	18.01%	to	18.92%
2024		137	$39.53	to	$45.83	$5,898	1.78%	0.00%	to	0.75%	14.38%	to	15.24%
2023		140	$34.56	to	$39.77	$5,191	1.80%	0.00%	to	0.75%	9.71%	to	10.53%
2022		151	$31.50	to	$35.98	$5,080	1.73%	0.00%	to	0.75%	-5.80%	to	-5.09%
2021		164	$33.44	to	$37.91	$5,810	1.99%	0.00%	to	0.75%	23.90%	to	24.84%
M Capital Appreciation Fund
2025		41	$84.62	to	$101.90	$3,626	0.35%	0.00%	to	0.75%	17.17%	to	18.06%
2024		211	$72.22	to	$86.31	$15,344	2.04%	0.00%	to	0.75%	9.13%	to	9.94%
2023		215	$66.18	to	$78.51	$14,322	0.43%	0.00%	to	0.75%	22.62%	to	23.56%
2022		230	$53.97	to	$63.54	$12,477	—%	0.00%	to	0.75%	-18.74%	to	-18.14%
2021		230	$66.42	to	$77.62	$15,330	—%	0.00%	to	0.75%	16.85%	to	17.73%

50

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
M International Equity Fund
2025		100	$31.16	to	$37.52	$3,198	1.24%	0.00%	to	0.75%	31.48%	to	32.44%
2024		438	$23.70	to	$28.33	$10,485	3.23%	0.00%	to	0.75%	3.18%	to	3.96%
2023		362	$22.97	to	$27.25	$8,400	2.76%	0.00%	to	0.75%	15.14%	to	16.01%
2022		450	$19.95	to	$23.49	$9,069	2.55%	0.00%	to	0.75%	-14.82%	to	-14.14%
2021		456	$23.42	to	$27.36	$10,759	2.46%	0.00%	to	0.75%	10.21%	to	11.04%
M Large Cap Growth Fund
2025		36	$88.54	to	$106.61	$3,308	—%	0.00%	to	0.75%	18.72%	to	19.61%
2024		51	$74.58	to	$89.13	$4,038	—%	0.00%	to	0.75%	24.57%	to	25.50%
2023		55	$59.87	to	$71.02	$3,469	—%	0.00%	to	0.75%	31.04%	to	32.03%
2022		61	$45.69	to	$53.79	$2,944	—%	0.00%	to	0.75%	-25.96%	to	-25.41%
2021		60	$61.71	to	$72.11	$3,905	—%	0.00%	to	0.75%	20.60%	to	21.48%
M Large Cap Value Fund
2025		29	$48.28	to	$57.69	$1,441	1.44%	0.00%	to	0.75%	16.45%	to	17.30%
2024		41	$41.46	to	$49.18	$1,806	1.91%	0.00%	to	0.75%	17.72%	to	18.62%
2023		46	$35.22	to	$41.46	$1,728	2.20%	0.00%	to	0.75%	6.82%	to	7.60%
2022		48	$32.97	to	$38.53	$1,670	1.99%	0.00%	to	0.75%	-2.20%	to	-1.43%
2021		50	$33.71	to	$39.09	$1,788	1.63%	0.00%	to	0.75%	29.06%	to	30.00%
Neuberger Berman Advisers Management Trust® Quality Equity Portfolio - Class I
2025		21	$64.32	to	$75.14	$1,450	—%	0.00%	to	0.75%	12.88%	to	13.75%
2024		31	$56.98	to	$66.06	$1,860	0.23%	0.00%	to	0.75%	24.90%	to	25.85%
2023		33	$45.62	to	$52.49	$1,600	0.33%	0.00%	to	0.75%	25.95%	to	26.88%
2022		37	$36.22	to	$41.37	$1,439	0.41%	0.00%	to	0.75%	-19.06%	to	-18.45%
2021		38	$44.75	to	$50.73	$1,838	0.40%	0.00%	to	0.75%	22.57%	to	23.49%
VanEck VIP Global Resources Fund - Initial Class
2025		9	$48.07	to	$53.66	$424	2.48%	0.00%	to	0.75%	35.45%	to	36.47%
2024		9	$35.49	to	$39.32	$323	2.60%	0.00%	to	0.75%	-3.56%	to	-2.82%
2023		10	$36.80	to	$40.46	$370	2.80%	0.00%	to	0.75%	-4.29%	to	-3.57%
2022		11	$38.45	to	$41.96	$424	1.72%	0.00%	to	0.75%	7.58%	to	8.37%
2021		12	$35.74	to	$38.72	$425	0.50%	0.00%	to	0.75%	18.03%	to	18.92%

51

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Intermediate Bond Portfolio - Class I
2025		2,829	$21.17	to	$25.30	$65,440	4.70%	0.00%	to	0.75%	6.92%	to	7.71%
2024		3,130	$19.80	to	$23.49	$67,265	4.60%	0.00%	to	0.75%	2.06%	to	2.85%
2023		3,352	$19.40	to	$22.84	$70,038	4.12%	0.00%	to	0.75%	6.48%	to	7.28%
2022		3,206	$18.22	to	$21.29	$62,537	2.69%	0.00%	to	0.75%	-15.10%	to	-14.46%
2021		3,645	$21.46	to	$24.89	$83,390	2.97%	0.00%	to	0.75%	-1.60%	to	-0.88%
Voya Balanced Income Portfolio - Class I
2025		1,128	$11.60	to	$11.73	$13,167	4.81%	0.00%	to	0.75%	11.11%	to	12.03%
2024	7/12/2024	1,119	$10.44	to	$10.47	$11,704	(b)	0.00%	to	0.75%	3.57%	to	3.87%
2023		(b)		(b)		(b)	(b)		(b)			(b)
2022		(b)		(b)		(b)	(b)		(b)			(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Global Perspectives® Portfolio - Class I
2025		37	$17.94	to	$19.73	$703	5.89%	0.00%	to	0.75%	13.40%	to	14.24%
2024		35	$15.82	to	$17.27	$589	3.16%	0.00%	to	0.75%	6.53%	to	7.33%
2023		33	$14.85	to	$16.09	$519	7.09%	0.00%	to	0.75%	9.68%	to	10.51%
2022		39	$13.54	to	$14.56	$559	3.09%	0.00%	to	0.75%	-18.14%	to	-17.51%
2021		35	$16.54	to	$17.65	$618	3.66%	0.00%	to	0.75%	5.28%	to	6.07%
Voya Government Liquid Assets Portfolio - Class I
2025		5,651		$12.34		$69,761	8.14%		0.75%			3.35%
2024		1,585		$11.94		$18,927	5.06%		0.75%			4.28%
2023		1,522		$11.45		$17,430	4.57%		0.75%			4.09%
2022		1,486		$11.00		$16,343	1.57%		0.75%			0.82%
2021		1,436		$10.91		$15,673	—%		0.75%			-0.73%
Voya Government Liquid Assets Portfolio - Class S
2025		1,737	$13.88	to	$16.17	$28,074	4.62%	0.00%	to	—%	3.89%	to	3.92%
2024		890		$15.56		$13,850	4.90%		—%			4.78%
2023		1,033		$14.85		$15,338	4.69%		—%			4.65%
2022		1,268	$12.17	to	$14.19	$17,928	1.60%	0.00%	to	—%	1.33%	to	1.36%
2021		942	$12.01	to	$14.00	$13,116	—%	0.00%	to	—%	—%	to	0.07%
52

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya High Yield Portfolio - Class I
2025		1,234	$12.92	to	$13.58	$16,458	6.31%	0.00%	to	0.75%	8.03%	to	8.73%
2024		1,467	$11.96	to	$12.49	$17,974	6.65%	0.00%	to	0.75%	6.60%	to	7.49%
2023		1,612	$11.22	to	$11.62	$18,410	6.60%	0.00%	to	0.75%	11.42%	to	12.27%
2022		1,751	$10.07	to	$10.35	$17,887	5.47%	0.00%	to	0.75%	-12.96%	to	-12.29%
2021		1,966	$11.57	to	$11.80	$22,988	5.35%	0.00%	to	0.75%	4.52%	to	5.26%
Voya Large Cap Growth Portfolio - Class I
2025		620	$109.23	to	$127.60	$71,977	—%	0.00%	to	0.75%	14.47%	to	15.33%
2024		679	$95.42	to	$110.64	$68,659	—%	0.00%	to	0.75%	33.79%	to	34.81%
2023		749	$71.32	to	$82.07	$56,429	—%	0.00%	to	0.75%	36.81%	to	37.84%
2022		798	$52.13	to	$59.54	$43,809	—%	0.00%	to	0.75%	-31.02%	to	-30.49%
2021		835	$75.57	to	$85.66	$66,211	—%	0.00%	to	0.75%	18.65%	to	19.55%
Voya Retirement Aggressive Growth Portfolio - Class I
2025		971	$32.72	to	$36.95	$34,993	3.11%	0.00%	to	0.75%	15.21%	to	16.09%
2024		1,055	$28.40	to	$31.83	$32,862	2.42%	0.00%	to	0.75%	14.10%	to	14.95%
2023		1,131	$24.89	to	$27.69	$30,691	1.87%	0.00%	to	0.75%	17.52%	to	18.38%
2022		1,214	$21.18	to	$23.39	$27,901	1.55%	0.00%	to	0.75%	-16.97%	to	-16.31%
2021		1,229	$25.51	to	$27.95	$33,793	2.08%	0.00%	to	0.75%	15.12%	to	15.98%
Voya Retirement Moderately Aggressive Portfolio - Class I
2025		472	$29.60	to	$33.43	$15,210	3.65%	0.00%	to	0.75%	13.41%	to	14.29%
2024		504	$26.10	to	$29.25	$14,250	2.45%	0.00%	to	0.75%	12.07%	to	12.89%
2023		658	$23.29	to	$25.91	$16,597	1.84%	0.00%	to	0.75%	14.90%	to	15.77%
2022		704	$20.27	to	$22.38	$15,340	1.73%	0.00%	to	0.75%	-16.62%	to	-15.99%
2021		726	$24.31	to	$26.64	$18,867	2.18%	0.00%	to	0.75%	13.55%	to	14.38%
Voya Retirement Moderate Portfolio - Class I
2025		400	$24.08	to	$27.19	$9,900	4.87%	0.00%	to	0.75%	11.22%	to	12.08%
2024		458	$21.65	to	$24.26	$10,197	3.02%	0.00%	to	0.75%	7.39%	to	8.21%
2023		499	$20.16	to	$22.42	$10,362	1.99%	0.00%	to	0.75%	10.77%	to	11.60%
2022		547	$18.20	to	$20.09	$10,273	2.02%	0.00%	to	0.75%	-15.51%	to	-14.87%
2021		568	$21.54	to	$23.60	$12,604	2.30%	0.00%	to	0.75%	9.23%	to	10.02%

53

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Stock Index Portfolio - Class I
2025		2,158	$75.22	to	$88.50	$170,464	1.25%	0.00%	to	0.75%	16.66%	to	17.53%
2024		3,271	$64.48	to	$75.30	$218,424	1.32%	0.00%	to	0.75%	23.74%	to	24.67%
2023		3,461	$52.11	to	$60.40	$186,990	1.55%	0.00%	to	0.75%	24.99%	to	25.94%
2022		3,769	$41.69	to	$47.96	$162,565	1.23%	0.00%	to	0.75%	-18.95%	to	-18.35%
2021		4,021	$51.44	to	$58.74	$213,507	1.11%	0.00%	to	0.75%	27.42%	to	28.37%
VY® CBRE Global Real Estate Portfolio - Class S
2025		360	$15.49	to	$17.69	$6,107	2.95%	0.00%	to	0.75%	5.73%	to	6.50%
2024		517	$14.65	to	$16.61	$8,073	2.86%	0.00%	to	0.75%	-0.61%	to	0.12%
2023		555	$14.74	to	$16.59	$8,680	1.83%	0.00%	to	0.75%	11.41%	to	12.32%
2022		665	$13.23	to	$14.77	$9,354	2.80%	0.00%	to	0.75%	-25.67%	to	-25.10%
2021		704	$17.80	to	$19.72	$13,254	2.64%	0.00%	to	0.75%	33.13%	to	34.15%
VY® Invesco Growth and Income Portfolio - Class S
2025		217	$48.04	to	$56.12	$11,405	2.47%	0.00%	to	0.75%	14.49%	to	15.35%
2024		254	$41.96	to	$48.65	$11,463	1.34%	0.00%	to	0.75%	15.27%	to	16.17%
2023		282	$36.40	to	$41.88	$11,034	1.77%	0.00%	to	0.75%	11.52%	to	12.34%
2022		293	$32.64	to	$37.28	$10,244	1.26%	0.00%	to	0.75%	-6.56%	to	-5.84%
2021		318	$34.93	to	$39.60	$11,851	1.34%	0.00%	to	0.75%	28.00%	to	28.99%
VY® JPMorgan Emerging Markets Equity Portfolio - Class I
2025		1,022	$26.63	to	$31.03	$29,102	0.94%	0.00%	to	0.75%	37.62%	to	38.68%
2024		1,514	$19.35	to	$22.38	$30,769	1.06%	0.00%	to	0.75%	1.36%	to	2.15%
2023		1,567	$19.09	to	$21.91	$31,350	1.88%	0.00%	to	0.75%	6.06%	to	6.83%
2022		1,491	$18.00	to	$20.51	$28,337	—%	0.00%	to	0.75%	-26.47%	to	-25.89%
2021		1,511	$24.48	to	$27.68	$38,888	—%	0.00%	to	0.75%	-10.49%	to	-9.82%
VY® T. Rowe Price Capital Appreciation Portfolio - Class I
2025		1,172	$94.53	to	$113.83	$125,647	2.29%	0.00%	to	0.75%	11.47%	to	12.32%
2024		1,227	$84.80	to	$101.34	$117,317	2.98%	0.00%	to	0.75%	11.90%	to	12.74%
2023		1,302	$75.78	to	$89.89	$110,593	2.26%	0.00%	to	0.75%	18.04%	to	18.92%
2022		1,454	$48.83	to	$75.59	$104,026	1.45%	0.00%	to	0.75%	-12.62%	to	-11.95%
2021		1,548	$55.46	to	$85.86	$126,122	1.10%	0.00%	to	0.75%	17.78%	to	18.68%

54

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Class S
2025		616	$14.44	to	$16.97	$9,702	3.45%	0.00%	to	0.75%	7.76%	to	8.57%
2024		716	$13.40	to	$15.63	$10,391	4.09%	0.00%	to	0.75%	-1.98%	to	-1.21%
2023		769	$13.67	to	$15.83	$11,208	3.37%	0.00%	to	0.75%	5.15%	to	5.96%
2022		754	$13.00	to	$14.94	$10,413	2.46%	0.00%	to	0.75%	-19.10%	to	-18.45%
2021		779	$16.07	to	$18.32	$13,250	2.60%	0.00%	to	0.75%	-5.75%	to	-5.06%
Voya Solution Aggressive Portfolio - Class I
2025		15	$12.16	to	$12.29	$178	1.90%	0.00%	to	0.75%	16.03%	to	16.83%
2024	7/12/2024	15	$10.48	to	$10.52	$156	(b)	0.00%	to	0.75%	3.35%	to	3.75%
2023		(b)		(b)		(b)	(b)		(b)			(b)
2022		(b)		(b)		(b)	(b)		(b)			(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution Balanced Portfolio - Class I
2025		10		$11.76		$112	2.32%		—%			12.97%
2024	7/12/2024	10		$10.41		$103	(b)		—			2.97%
2023		(b)		(b)		(b)	(b)		(b)			(b)
2022		(b)		(b)		(b)	(b)		(b)			(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution Moderately Aggressive Portfolio - Class I
2025		155	$21.62	to	$23.37	$3,594	2.73%	0.00%	to	0.75%	14.09%	to	14.95%
2024		158	$18.95	to	$20.33	$3,176	1.52%	0.00%	to	0.75%	14.29%	to	15.12%
2023		172	$16.58	to	$17.66	$3,002	3.52%	0.00%	to	0.75%	17.92%	to	18.84%
2022		173	$14.06	to	$14.86	$2,545	3.51%	0.00%	to	0.75%	-19.20%	to	-18.58%
2021		175	$17.40	to	$18.25	$3,176	1.90%	0.00%	to	0.75%	16.54%	to	17.36%
VY® Baron Growth Portfolio - Class I
2025		190	$49.85	to	$58.23	$10,363	0.50%	0.00%	to	0.75%	-11.35%	to	-10.69%
2024		203	$56.23	to	$65.20	$12,399	—%	0.00%	to	0.75%	4.09%	to	4.89%
2023		216	$54.02	to	$62.16	$12,645	—%	0.00%	to	0.75%	14.26%	to	15.09%
2022		243	$47.28	to	$54.01	$12,423	—%	0.00%	to	0.75%	-24.08%	to	-23.50%
2021		267	$62.28	to	$70.60	$17,890	—%	0.00%	to	0.75%	19.84%	to	20.73%

55

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Comstock Portfolio - Class I
2025		226	$60.56	to	$72.33	$15,132	1.62%	0.00%	to	0.75%	16.37%	to	17.23%
2024		237	$52.04	to	$61.70	$13,575	1.86%	0.00%	to	0.75%	14.17%	to	15.05%
2023		248	$45.58	to	$53.63	$12,420	2.00%	0.00%	to	0.75%	11.42%	to	12.27%
2022		257	$38.55	to	$47.77	$11,542	1.82%	0.00%	to	0.75%	-0.12%	to	0.63%
2021		265	$38.31	to	$47.48	$11,934	1.79%	0.00%	to	0.75%	32.34%	to	33.34%
VY® Invesco Equity and Income Portfolio - Class I
2025		216	$42.84	to	$51.20	$10,363	1.90%	0.00%	to	0.75%	11.94%	to	12.80%
2024		231	$38.27	to	$45.39	$9,912	3.47%	0.00%	to	0.75%	11.15%	to	11.99%
2023		241	$34.43	to	$40.53	$9,236	2.19%	0.00%	to	0.75%	9.44%	to	10.26%
2022		262	$31.46	to	$36.76	$9,173	1.67%	0.00%	to	0.75%	-8.31%	to	-7.59%
2021		280	$34.31	to	$39.78	$10,623	1.48%	0.00%	to	0.75%	17.94%	to	18.82%
Voya Global Insights Portfolio - Class I
2025		272	$53.98	to	$63.05	$16,313	0.37%	0.00%	to	0.75%	23.38%	to	24.31%
2024		338	$43.75	to	$50.72	$16,216	—%	0.00%	to	0.75%	8.51%	to	9.31%
2023		351	$40.32	to	$46.40	$15,484	0.06%	0.00%	to	0.75%	31.68%	to	32.69%
2022		354	$30.62	to	$34.97	$11,754	—%	0.00%	to	0.75%	-32.42%	to	-31.93%
2021		367	$45.31	to	$51.37	$17,952	—%	0.00%	to	0.75%	14.51%	to	15.36%
Voya Growth and Income Portfolio - Class I
2025		245	$52.04	to	$59.63	$13,881	0.35%	0.00%	to	0.75%	17.34%	to	18.20%
2024		291	$44.35	to	$50.45	$14,047	0.90%	0.00%	to	0.75%	22.92%	to	23.86%
2023		304	$36.08	to	$40.73	$11,859	1.16%	0.00%	to	0.75%	26.42%	to	27.40%
2022		321	$28.54	to	$50.96	$9,883	1.05%	0.00%	to	0.75%	-15.34%	to	-14.71%
2021		358	$33.71	to	$59.75	$12,911	1.03%	0.00%	to	0.75%	28.03%	to	29.01%
Voya Global High Dividend Low Volatility Portfolio - Class I
2025		531	$20.73	to	$22.49	$11,580	2.39%	0.00%	to	0.75%	18.12%	to	18.99%
2024		569	$17.55	to	$18.90	$10,457	2.84%	0.00%	to	0.75%	12.07%	to	12.97%
2023		601	$15.66	to	$16.73	$9,802	2.89%	0.00%	to	0.75%	5.95%	to	6.70%
2022		671	$14.78	to	$15.68	$10,288	2.46%	0.00%	to	0.75%	-5.62%	to	-4.91%
2021		884	$15.66	to	$16.49	$14,320	2.63%	0.00%	to	0.75%	20.00%	to	20.89%

56

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus LargeCap Portfolio - Class I
2025		540	$66.85	to	$79.89	$40,431	1.05%	0.00%	to	0.75%	14.33%	to	15.20%
2024		633	$58.47	to	$69.35	$39,464	0.87%	0.00%	to	0.75%	24.27%	to	25.20%
2023		681	$47.05	to	$55.39	$34,048	0.95%	0.00%	to	0.75%	25.13%	to	26.06%
2022		718	$37.60	to	$43.94	$28,591	0.77%	0.00%	to	0.75%	-19.66%	to	-19.03%
2021		789	$46.80	to	$54.27	$39,183	1.02%	0.00%	to	0.75%	28.29%	to	29.25%
Voya Index Plus MidCap Portfolio - Class I
2025		1,370	$58.99	to	$70.50	$86,568	1.12%	0.00%	to	0.75%	7.35%	to	8.16%
2024		233	$54.95	to	$65.18	$13,933	0.97%	0.00%	to	0.75%	14.31%	to	15.18%
2023		235	$48.07	to	$56.59	$12,298	1.11%	0.00%	to	0.75%	16.65%	to	17.53%
2022		238	$41.21	to	$48.15	$10,732	0.92%	0.00%	to	0.75%	-14.93%	to	-14.29%
2021		267	$48.44	to	$56.18	$14,042	1.00%	0.00%	to	0.75%	26.77%	to	27.74%
Voya Index Plus SmallCap Portfolio - Class I
2025		1,051	$47.60	to	$62.85	$59,479	1.20%	0.00%	to	0.75%	7.46%	to	8.70%
2024		154	$48.94	to	$58.05	$8,174	1.18%	0.00%	to	0.75%	7.87%	to	8.69%
2023		151	$45.37	to	$53.41	$7,458	1.00%	0.00%	to	0.75%	17.33%	to	18.22%
2022		191	$34.22	to	$45.18	$7,955	0.84%	0.00%	to	0.75%	-14.64%	to	-14.00%
2021		177	$39.79	to	$52.54	$8,711	0.75%	0.00%	to	0.75%	27.50%	to	28.46%
Voya International Index Portfolio - Class I
2025		3,259	$16.10	to	$16.87	$52,953	2.43%	0.00%	to	0.75%	29.94%	to	31.39%
2024		3,976	$12.39	to	$12.63	$49,452	2.84%	0.00%	to	0.75%	2.23%	to	3.02%
2023		3,635	$12.12	to	$12.26	$44,151	4.90%	0.00%	to	0.75%	16.88%	to	17.77%
2022	7/8/2022	3,760	$10.37	to	$10.62	$39,027	(a)	0.00%	to	0.75%	5.71%	to	6.12%
2021		(a)		(a)		(a)	(a)		(a)			(a)
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2025		651	$135.46	to	$153.50	$90,931	0.17%	0.00%	to	0.75%	17.24%	to	18.12%
2024		677	$115.54	to	$129.95	$80,415	0.40%	0.00%	to	0.75%	33.59%	to	34.61%
2023		702	$86.49	to	$96.54	$62,334	0.49%	0.00%	to	0.75%	44.90%	to	45.99%
2022		720	$59.69	to	$66.13	$43,892	0.40%	0.00%	to	0.75%	-30.54%	to	-30.03%
2021		812	$85.94	to	$94.51	$71,166	0.50%	0.00%	to	0.75%	29.68%	to	30.67%

57

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Index Portfolio - Class I
2025		268	$95.99	to	$108.77	$27,394	1.55%	0.00%	to	0.75%	17.87%	to	18.74%
2024		267	$81.44	to	$91.60	$23,108	1.05%	0.00%	to	0.75%	25.99%	to	26.94%
2023		261	$64.64	to	$72.16	$17,802	1.16%	0.00%	to	0.75%	28.43%	to	29.41%
2022		229	$50.33	to	$55.76	$12,056	0.65%	0.00%	to	0.75%	-20.65%	to	-20.07%
2021		294	$63.43	to	$69.76	$19,603	1.07%	0.00%	to	0.75%	26.46%	to	27.39%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2025		717	$56.73	to	$64.29	$43,037	11.06%	0.00%	to	0.75%	17.07%	to	17.94%
2024		173	$48.46	to	$54.51	$8,695	1.86%	0.00%	to	0.75%	14.13%	to	15.00%
2023		151	$42.46	to	$47.40	$6,676	2.06%	0.00%	to	0.75%	9.43%	to	10.26%
2022		166	$38.80	to	$42.99	$6,704	1.33%	0.00%	to	0.75%	-6.19%	to	-5.47%
2021		183	$41.36	to	$45.48	$7,871	2.35%	0.00%	to	0.75%	22.08%	to	22.99%
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
2025		91	$77.54	to	$87.87	$7,629	0.27%	0.00%	to	0.75%	7.55%	to	8.35%
2024		86	$72.10	to	$81.10	$6,692	0.39%	0.00%	to	0.75%	20.63%	to	21.55%
2023		92	$59.77	to	$66.72	$5,844	0.46%	0.00%	to	0.75%	24.42%	to	25.34%
2022		106	$48.04	to	$53.23	$5,402	—%	0.00%	to	0.75%	-27.52%	to	-26.97%
2021		112	$66.28	to	$72.89	$7,802	0.23%	0.00%	to	0.75%	11.45%	to	12.29%
Voya Russell™ Small Cap Index Portfolio - Class I
2025		216	$37.11	to	$42.37	$8,746	1.19%	0.00%	to	0.75%	11.68%	to	12.51%
2024		256	$33.23	to	$37.66	$9,045	1.14%	0.00%	to	0.75%	10.29%	to	11.12%
2023		228	$30.13	to	$33.89	$7,353	1.82%	0.00%	to	0.75%	15.80%	to	16.66%
2022		232	$26.02	to	$29.05	$6,425	0.74%	0.00%	to	0.75%	-21.27%	to	-20.69%
2021		216	$33.05	to	$36.63	$7,593	0.63%	0.00%	to	0.75%	13.50%	to	14.36%
Voya U.S. Bond Index Portfolio - Class I
2025		1,532	$13.80	to	$15.76	$21,857	3.87%	0.00%	to	0.75%	5.91%	to	6.70%
2024		1,525	$13.03	to	$14.77	$20,593	3.95%	0.00%	to	0.75%	0.08%	to	0.82%
2023		1,069	$13.02	to	$14.65	$14,504	3.99%	0.00%	to	0.75%	4.24%	to	5.02%
2022		1,046	$12.49	to	$13.95	$13,541	2.41%	0.00%	to	0.75%	-13.80%	to	-13.08%
2021		833	$14.49	to	$16.05	$12,596	2.06%	0.00%	to	0.75%	-2.56%	to	-1.89%

58

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

(a)	As investment Division had no investments until 2022, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2024, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of declaration of dividends by the underlying fund in which the Division invests. Investment Income Ratio reflects precise calculations using actual unrounded numbers.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note.
D	These amounts represent the total return for the periods indicated, including changes in the value of the Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
59

INDEPENDENT AUDITOR'S REPORT

To the Members of the Audit Committee of Resolution Life U.S. Holdings Inc.

Opinions

We have audited the statutory basis financial statements of Security Life of Denver Insurance Company (the “Company”), which comprise the statutory basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, and the related statutory basis statements of operations, statements of changes in capital and surplus, and statements of cash flows for each of the three years ended December 31, 2025, and the related notes to the statutory basis financial statements (collectively referred to as the “statutory basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory basis financial statements present fairly, in all material respects, the statements of admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance. The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory basis financial statements are issued.

Auditors' Responsibilities for the Audit of the Statutory Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory basis financial statements.

In performing an audit in accordance with GAAS, we:

• Exercise professional judgment and maintain professional skepticism throughout the audit.
• Identify and assess the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory basis financial statements.
• Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
• Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory basis financial statements.
• Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory basis financial statements as a whole. The supplemental schedule of selected statutory basis financial data, supplemental schedule of life and health reinsurance disclosures, investment risks interrogatories, and summary investment schedule as of and for the year ended December 31, 2025, are presented for purposes of additional analysis and are not a required part of the 2025 statutory basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory basis financial statements or to the statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory basis financial statements as a whole.

/s/ Deloitte & Touche LLP

April 29, 2026

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Admitted Assets, Liabilities and Capital and Surplus - Statutory Basis
($’s in thousands, except par value and share amounts)

	As of December 31
	2025	2024
Admitted Assets
Cash and invested assets:
Bonds	$20,284,387	$22,566,919
Preferred stocks	4,994	5,026
Common stocks - unaffiliated	90,367	112,271
Common stocks - affiliated	180,420	175,673
Mortgage loans	4,487,425	4,606,527
Contract loans	1,850,234	1,871,474
Derivatives	570,295	533,099
Other invested assets	1,629,192	1,436,925
Cash, cash equivalents and short-term investments	1,620,150	332,676
Total cash and invested assets	30,717,464	31,640,590

Deferred and uncollected premiums	(15,856)	(6,286)
Accrued investment income	200,685	226,408
Reinsurance balances recoverable	678,018	626,356
Federal income tax recoverable	8,075	17,077
Indebtedness from related parties	—	412
Net deferred tax asset	178,641	168,724
Other assets	186,397	86,063
Separate account assets	1,688,328	1,679,424
Total admitted assets	$33,641,752	$34,438,768

See Notes to Statutory Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Admitted Assets, Liabilities and Capital and Surplus - Statutory Basis
($’s in thousands, except par value and share amounts)

	As of December 31
	2025	2024
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$17,193,252	$17,501,694
Deposit type contracts	2,491,360	2,936,502
Policy and contract claims	325,998	401,825
Dividends payable	17,093	18,443
Total policy and contract liabilities	20,027,703	20,858,464

Interest maintenance reserve	30,412	269,156
Accounts payable and accrued expenses	39,974	41,916
Liabilities withheld for reinsurance counterparties	8,479,590	8,585,588
Payables under reinsurance contracts	532,342	423,497
Indebtedness to related parties	11,518	99,685
Asset valuation reserve	445,853	395,990
Net transfers from separate accounts due or accrued	3,144	1,931
Derivatives	99,795	59,026
Borrowed money and interest thereon	3,058	3,058
Other liabilities	820,554	727,482
Separate account liabilities	1,688,328	1,679,424
Total liabilities	32,182,271	33,145,217

Capital and surplus:
Common stock: authorized 149 shares of $20,000 par value; 144 shares
issued and outstanding	2,880	2,880
Aggregate write-ins for other than special surplus funds	309,786	335,601
Surplus notes	123,000	123,000
Paid in and contributed surplus	1,387,808	1,387,808
Unassigned surplus	(363,993)	(555,738)
Total capital and surplus	1,459,481	1,293,551
Total liabilities and capital and surplus	$33,641,752	$34,438,768

See Notes to Statutory Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Operations – Statutory Basis
($’s in thousands, except par value and share amounts)

	Year Ended December 31
	2025	2024	2023
Premiums and other revenues:
Life, annuity, and accident and health premiums	$264,909	$393,313	$1,602,756
Net investment income	1,368,950	1,385,099	1,199,275
Amortization of interest maintenance reserve	31,412	49,293	79,235
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	374,427	370,272	3,358,563
Other revenue	201,310	185,337	210,048
Total premiums and other revenues	2,241,008	2,383,314	6,449,877

Benefits and other expenses:
Death benefits	908,786	821,526	934,464
Annuity benefits	277,295	289,187	286,702
Surrender benefits and withdrawals	1,129,410	1,043,345	900,342
Interest and adjustments on contract or deposit-type contract funds	122,143	156,374	118,232
Other benefits	15,070	19,178	11,635
Increase (decrease) in life and annuity reserves	(308,442)	(382,935)	(146,435)
Total benefits and other expenses	2,144,262	1,946,675	2,104,940

Insurance expenses and other deductions:
Commissions and expense allowances	206,812	218,894	3,571,955
General expenses	250,239	349,367	315,308
Insurance taxes, licenses and fees	14,136	18,785	18,089
Assumed modified coinsurance reserves	(661,078)	(510,836)	594,134
Net interest maintenance reserve transfers under reinsurance	164,110	136,601	93,643
Net transfers from separate accounts	(171,534)	(42,957)	(51,721)
Other deductions	170,211	207,556	272,143
Total insurance expenses and other deductions	(27,104)	377,410	4,813,551
Income/(Loss) from operations before policyholder dividends,
federal income taxes and net realized capital gains	123,850	59,229	(468,614)

Dividends to policyholders	14,454	12,785	15,621
Income/(Loss) from operations before federal income taxes
and net realized capital gains	109,396	46,444	(484,235)

Federal income tax expense (benefit)	5,246	4,219	3,997
Income/(Loss) from operations before net realized capital gains	104,150	42,225	(488,232)
Net realized capital (losses) gains	57,787	(12,486)	(152,449)
Net income (loss)	$161,937	$29,739	$(640,681)
See Notes to Statutory Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis
($’s in thousands, except par value and share amounts)

	Common Stock
	Shares	Amount	Aggregate Write-Ins For Other Than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total
December 31, 2022	144	$2,880	$380,778	$123,000	$922,808	$(163,141)	$1,266,325
Net income (loss)	—	—	—	—	—	(640,681)	(640,681)
Change in net unrealized capital gains (losses) less capital gains tax	—	—	—	—	—	155,891	155,891
Change in net unrealized foreign exchange capital gain (loss)	—	—		—	—	(508)	(508)
Change in net deferred income tax	—	—	—	—	—	115,686	115,686
Change in nonadmitted assets	—	—	—	—	—	(30,191)	(30,191)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	—	(120)	(120)
Change in asset valuation reserve	—	—	—	—	—	(34,954)	(34,954)
Capital contribution	—	—		—	665,000	—	665,000
Amortization of gain on reinsurance	—	—	(19,361)	—	—	—	(19,361)

December 31, 2023	144	2,880	361,417	123,000	1,587,808	(598,018)	1,477,087
Net income (loss)	—	—	—	—	—	29,739	29,739
Change in net unrealized capital gains (losses) less capital gains tax	—	—	—	—	—	90,649	90,649
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	—	—	(4,877)	(4,877)
Change in net deferred income tax	—	—	—	—	—	(30,382)	(30,382)
Change in nonadmitted assets	—	—	—	—	—	17,910	17,910
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	—	120	120
Change in asset valuation reserve	—	—	—	—	—	(60,879)	(60,879)
Capital distribution	—	—	—	—	(200,000)	—	(200,000)
Amortization of gain on reinsurance	—	—	(25,816)	—	—	—	(25,816)

December 31, 2024	144	2,880	335,601	123,000	1,387,808	(555,738)	1,293,551
Prior period adjustment	—	—	—	—	—	51,880	51,880
Net income (loss)	—	—	—	—	—	161,937	161,937
Change in net unrealized capital gains (losses) less capital gains tax	—	—	—	—	—	(1,191)	(1,191)
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	—	—	10,044	10,044
Change in net deferred income tax	—	—	—	—	—	(31,789)	(31,789)
Change in nonadmitted assets	—	—	—	—	—	50,727	50,727
Change in asset valuation reserve	—	—	—	—	—	(49,863)	(49,863)
Amortization of gain on reinsurance	—	—	(25,815)	—	—	—	(25,815)

December 31, 2025	144	$2,880	$309,786	$123,000	$1,387,808	$(363,993)	$1,459,481
See Notes to Statutory Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis
($’s in thousands, except par value and share amounts)

	Year Ended December 31
	2025	2024	2023
Operating activities:
Premiums, policy proceeds and other considerations received,
net of reinsurance paid	$338,940	$489,530	$544,790
Net investment income received	1,374,584	1,395,365	1,259,850
Commissions and expenses paid	(41,351)	(262,858)	(342,812)
Benefits paid	(2,396,451)	(2,323,164)	(2,351,864)
Net transfers from separate accounts	172,747	44,879	49,334
Dividends paid to policyholders	(15,804)	(16,409)	(16,628)
Federal income taxes recovered (paid)	3,756	12,289	—
Miscellaneous income	514,723	558,473	433,280
Net cash provided by (used in) operations	(48,856)	(101,895)	(424,050)

Investment activities:
Proceeds from sales, maturities or repayments of investments:
Bonds	4,905,756	3,979,250	5,613,639
Stocks	44,027	20,742	23,709
Mortgage loans	725,805	413,417	287,027
Other invested assets	129,681	271,113	350,266
Net gain (loss) on cash and short-term investments	2,443	(561)	224
Miscellaneous proceeds	355,431	280,394	83,135
Total proceeds from sales, maturities or repayments of investments	6,163,143	4,964,355	6,358,000

Cost of investments acquired:
Bonds	3,088,163	3,435,710	4,117,415
Stocks	21,359	40,940	30,725
Mortgage loans	633,823	1,325,437	1,393,651
Other invested assets	300,424	581,161	517,846
Miscellaneous applications	126,794	186,753	171,881
Total cost of investments acquired	4,170,563	5,570,001	6,231,518

Net increase/(decrease) in contract loans	21,088	(17,672)	(59,227)
Net cash provided by (used in) investment activities	2,013,668	(623,318)	67,255

Financing and miscellaneous activities:
Other cash provided (applied):
Net deposits on deposit type contracts	(445,141)	391,331	14,582
Net capital and surplus paid in	—	(200,000)	665,000
Other cash (applied) provided	(232,197)	(78,243)	202,872
Net cash (used) provided in financing and miscellaneous activities	(677,338)	113,088	882,454
Net (decrease) increase in cash, cash equivalents and short-term investments	1,287,474	(612,125)	525,659

Cash, cash equivalents and short-term investments:
Beginning of year	332,676	944,801	419,142
End of year	$1,620,150	$332,676	$944,801

See Notes to Statutory Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis
($’s in thousands, except par value and share amounts)

	Year Ended December 31
	2025	2024	2023
Note: Supplemental disclosures of cash flow information for non-cash transactions:
Bond to bond investment repackaging	$308,099	$—	$—
Principle based bond definition reclassification to other invested assets	99,213	—	—
Bonds received in exchange for other invested assets	64,069	213,781	—
Interest capitalization	19,617	27,086	27,858
Mortgage loans transferred to other invested assets	9,187	3,714	—
Bonds received on reinsurance assumed	—	—	1,244,385
Investment exchange	—	—	165,916
Transfers of bonds to other invested assets	—	—	29,175

See Notes to Statutory Basis Financial Statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

1.Organization and Significant Accounting Policies
Business
Security Life of Denver Insurance Company (the “Company”) is domiciled in Colorado and is a wholly owned subsidiary of Resolution Life Colorado Inc.
In 2018, the Company ceased issuing new direct business. In 2021, the Company began focusing on the acquisition and management of closed blocks of life insurance policies and annuity contracts. The Company continues to administer direct business previously sold. Currently the Company is licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, the U.S. Virgin Islands and Puerto Rico.
On December 11, 2024 it was announced that Nippon Life Insurance Company (“Nippon Life”) had agreed to acquire 100% of the Company’s indirect parent, Resolution Life Group Holdings Ltd. by acquiring the remaining shares from Blackstone ISG Investment Partners – R (BMU) L.P. The transaction completed on October 30, 2025, and the Company is now indirectly 100% owned by Nippon Life.
Use of Estimates
The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.
Correction of Errors
In 2025, the Company determined that it had understated other revenue in prior years related to an administrative services agreement entered into in 2021. The net impact of this correction to surplus was a increase of $51,880. The Company recorded this as a prior period adjustment to the 2025 opening balance sheet under unassigned surplus. Net income for 2024 and 2023 was understated by $11,872 and 12,846, respectively.
Recently Adopted Accounting Principles
The Company considers the applicability and impact of all Statement of Statutory Accounting Principles (“SSAP”) updates. Except as noted below, the SSAP updates adopted by the Company did not have a material impact on the Company’s financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Effective January 1, 2025, the Company adopted the revisions made to SSAP No. 26, Bonds (“SSAP No. 26”), SSAP No. 43, Asset-Backed Securities (“SSAP No. 43”), and SSAP No. 21, Other Admitted Assets (“SSAP No. 21”), as part of the principles-based bond definition update. These revisions define whether securities should be reported as bonds. Securities that qualify as issuer credit obligations are in scope of SSAP No. 26 and securities that qualify as asset-backed securities are in scope of SSAP No. 43. Securities that do not qualify as issuer credit obligations or asset-backed securities are in scope of SSAP No. 21 and are required to be reported as other invested assets and measured at the lower of amortized cost or fair value.
The following table discloses the impact of securities reclassified from bonds to other invested assets in applying the principles-based bond definition on January 1, 2025:

Aggregate book adjusted carrying value for all securities reclassified	$99,213
Aggregate book adjusted carrying value after transition for all securities reclassified that resulted in a change in measurement	$64,220
Aggregate surplus impact, due to the change in valuation basis, for securities reclassified and valued at lower amortized cost or fair value	$7,528
Effective January 1, 2025, the Company adopted revisions made to SSAP No. 21 with respect to residual interest investments. These revisions resulted in the change in measurement and recognition of interest income prospectively under the allowable earned yield method. There was no surplus impact as a result of the change in measurement.
Effective December 31, 2025, the Company adopted revisions made to SSAP No. 1, Accounting Policies, Risks & Uncertainties, and Other Disclosures, with respect to disclosures for assets that are held under modified coinsurance or funds withheld reinsurance agreements. The Company has provided all required disclosures.
In December 2025, the NAIC adopted revisions to SSAP No. 61, Life, Deposit Type, Accident and Health Reinsurance (“SSAP No. 61”), to require aggregate risk transfer evaluation for combination reinsurance agreements with interdependent features such as experience refunds, and linked yearly renewable term and coinsurance components. The revisions are effective immediately for new or amended agreements, with application to existing agreements effective on December 31, 2026. The Company adopted the revisions immediately for new or amended agreements. The Company is currently evaluating the potential impact of adopting these revisions on the Company’s financial statements for existing agreements.
Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The Colorado Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Colorado for determining and reporting the financial condition and

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

results of operations of an insurance company and for determining its solvency under the Colorado Insurance Laws (“CO SAP”). The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Colorado. The Colorado Commissioner of Insurance (“Commissioner”) has the right to permit other specific practices that deviate from NAIC SAP.
The Company is required to identify accounting practices where CO SAP departs from NAIC SAP. For the years ended December 31, 2025, 2024, and 2023, the Company had no such accounting practices.
Statutory vs. U.S. GAAP Basis of Accounting
Below are descriptions of the significant differences between CO SAP and U.S. GAAP:
Investments: Investments in issuer credit obligations, asset-backed securities and redeemable preferred stocks are reported at amortized cost or lower of amortized cost or fair value based on a designation assigned by the NAIC. Effective January 1, 2025, debt securities in scope of SSAP No. 21 are reported at lower of amortized cost or fair value.
The Company periodically reviews the value of its investments in bonds, debt securities in scope of SSAP No. 21, and redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary-impairment (“OTTI”). To make this determination for each security, the following are some of the factors considered:
•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company’s intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company’s intent and ability to hold the security long enough for it to recover its fair value.
Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other-than-temporary. When an OTTI is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR and federal income tax, are recorded within net realized capital gains (losses) in the statements of operations.
Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option (“FVO”). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.
Estimated credit losses on fixed maturities classified as available for sale are recorded through an allowance for credit losses subject to future reversals if expected cash flows increase.
Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.
Under currently effective U.S. GAAP guidance, no such reserve is required.
Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR gains as a liability on the accompanying statements of admitted assets, liabilities and capital and surplus.
Under U.S GAAP, gains and losses on disposal of fixed-income investments are reported in the period that the assets are sold.
Cash, Cash Equivalents and Short-Term Investments: Cash includes cash on deposit with banks. Cash equivalents includes short-term highly liquid investments with original maturities of three months or less at the date of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, excluding those investments classified as cash equivalents.
Under U.S. GAAP, the corresponding caption of cash and cash equivalents does not include short-term investments.
Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”), for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

For derivatives that are deemed replication (synthetic asset) transactions, if the replication (synthetic asset) transaction would be carried at amortized cost and the cash instrument used is carried at amortized cost, then the derivative used should be carried at amortized cost. If the replication (synthetic asset) transaction would be carried at fair value, and/or the cash instrument used is carried at fair value, then the derivative used should be carried at fair value. Any premium paid or received to enter into the derivative is carried as an asset or liability on the balance sheet. Premiums paid or received on the replication (synthetic asset) derivative are amortized into investment income until the exercise, termination or maturity date of the derivative. Embedded derivatives are not accounted for separately from the host contract.
Under U.S. GAAP, for cash flow hedges, the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized capital gains (losses). For derivative instruments that are not designated in a hedge relationship, the gain or loss on the derivative instrument is recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.
Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).
Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of an estimated valuation allowance. The valuation allowance is established for expected credit losses and is based on historical experience, current economic conditions and reasonable and supportable forecasts.
Limited partnerships: Limited partnerships are reported at the underlying audited U.S. GAAP equity of the investee. Changes in the value of the partnership are recorded in unassigned surplus. Capital contributions and distributions of capital are reflected in the carry value of the partnership. Distributions of income are reported in investment income up to the amount of net investment income earned in the partnership and otherwise as return of capital.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Under U.S. GAAP, limited partnerships are reported at the underlying audited U.S. GAAP equity of the investee. Changes in the value of the partnership are recorded in the statements of operations. Capital contributions and distributions of capital are reflected in the carry value of the partnership.
Residual Interests: Effective January 1, 2025, residual interests are reported at the lower of amortized cost or fair value under the allowable earned yield method. For residual interests held at January 1, 2025, initial cost basis for subsequent measurement is the reported value as of December 31, 2024. Prior to January 1, 2025, residual interests are reported under the equity method at the underlying audited U.S. GAAP equity of the investee.
Under U.S. GAAP, residual interests are reported at the underlying audited U.S. GAAP equity of the investee. Changes in the value of the partnership are recorded in the statements of operations. Capital contributions and distributions of capital are reflected in the carry value of the partnership.
Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. A valuation allowance is required if based on the available evidence; it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.
After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101, Income Taxes (“SSAP No. 101”). These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.
SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments.
Under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.
U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.
Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.
Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.
Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.
Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.
Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation method (“CRVM”) using statutory rates for mortality and interest. Similarly, the Commissioners’ Annuity Reserve Valuation method (“CARVM”) is used for annuity reserve calculations.
Under U.S. GAAP, policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold, including a provision for adverse deviation. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policyholder account balance plus an unearned

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.
Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.
Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.
Nonadmitted Assets: Certain assets designated as “nonadmitted”, principally deferred tax assets that are not admissible under SSAP No. 101 and other assets not specifically identified as an admitted asset within the NAIC SSAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.
Under U.S. GAAP, the concept of nonadmitted assets is not recognized.
Consolidation: The accounts and operations of the Company’s subsidiaries are not consolidated.
Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.
Surplus Notes: Surplus notes issued are reported as a component of surplus on the statements of admitted assets, liabilities and capital and surplus. Interest is recorded upon approval for payment by the Colorado Division of Insurance.
Under U.S. GAAP, surplus notes issued are reported as long-term debt, and the related interest is recorded as a charge to earnings over the term of the notes.
Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Accounting Policies
Investments: Investments are stated at values prescribed by the NAIC, as follows:
Issuer credit obligations are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the constant yield or yield to worst method.
The Company does not have any NAIC’s Securities Valuation Office (“SVO”)-Identified investments as defined in SSAP No. 26, Bonds.
Asset-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments.
Redeemable preferred stocks rated as highest quality, high quality or medium quality are reported at amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value and perpetual preferred stocks are reported at fair value not to exceed any currently effective call price.
Unaffiliated common stocks are reported at fair value, with changes in fair value reported as unrealized gains and losses in Surplus. Federal Home Loan Bank (“FHLB”) common stock is priced at par value.
The Company participates in short-term bilateral repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company sells bonds and receives cash in the amount generally equal to 95% of the estimated fair value of bonds sold at the inception of the transaction, with a simultaneous agreement to repurchase such bonds at a future date or on demand in an amount equal to the cash initially received plus interest. The ratio of cash held to the estimated fair value of the bonds sold is monitored throughout the duration of the transaction and additional cash or securities are obtained as necessary. Bonds sold under such transactions may be sold or re-pledged by the transferee. Income and expense associated with repurchase agreements are recorded in net investment income. As of December 31, 2025 and 2024 the Company did not have any open repurchase agreements.
Short-term investments are reported at amortized cost which approximates fair value.
Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income. Impairments on joint venture, partnerships and limited liability company holdings are taken when the fair value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Residual interest are included in other invested assets. Effective January 1, 2025, residual interests, are reported at lower of amortized cost or fair value under the allowable earned yield method, with changes in fair value recorded as unrealized gains and losses in Surplus. Prior to January 1, 2025, residual interests are reported under the equity method at the underlying audited U.S. GAAP equity of the investee.
Surplus notes acquired, which are included in other invested assets are reported at amortized cost using the effective interest method.
Effective January 1, 2025, debt securities in scope of SSAP No. 21, which are included in other invested assets, are reported at the lower of amortized cost or fair value, with changes in fair value recorded as unrealized gains and losses in Surplus. Amortized cost is determined using the effective interest method and includes anticipated prepayments.
Realized capital gains and losses are generally determined using the first in first out method. Specific lot identification may be used occasionally when executing a particular investment objective.
Investment income from bonds primarily consists of interest and is recognized on an accrual basis using the effective yield method giving effect to amortization of premium and accretion of discount. Income from prepayment premiums and bond tenders are also recorded in net investment income. Included within bonds are structured securities, including residential mortgage backed securities, commercial mortgage backed securities and other asset backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying collateral. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for structured securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management’s knowledge of the current market. For structured securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other structured securities, the effective yield is recalculated on a retrospective basis.
For asset-backed securities and debt securities in scope of SSAP No. 21 in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system.
The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.
Loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.
For residential mortgage loans, the Company’s primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status.
If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. The Company recognizes interest income on impaired loans upon receipt.
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, foreign exchange risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated in effective hedging relationships are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. Cash flows from derivatives are presented within investment miscellaneous proceeds and miscellaneous applications on the statement of cash flows.
Credit Contracts:
Credit default swap indices: Credit default swap indices are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication transactions.
Equity Contracts:
Options: The Company uses options to hedge against changes in the value of the benefit contained in the indexed universal life and indexed annuity products. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.
Futures: The Company uses equity futures contracts to hedge against equity index movement. Changes in the general level of index value can result in adverse changes in the portfolio. The Company enters into exchange traded futures and pays or receives futures commissions that are set by members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.
Foreign Exchange Contracts:
Currency Forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.
Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Interest Rate Contracts:
Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.
Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying audited statutory equity modified to remove the impact of any permitted or prescribed accounting practices that depart from the NAIC SAP, and the Company’s non-insurance subsidiaries are reported at the underlying audited U.S. GAAP equity amount, adjusted to a limited statutory accounting basis as promulgated by SSAP No. 97. Dividend distributions from subsidiaries are reported in net investment income. Non-dividend distributions are reported as a reduction to cost. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.
Management regularly reviews its SCAs to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.
Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.
Aggregate Reserve for Life Policies and Contracts: Life, annuity and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.75% to 7.50% for 2025 and 1.75% to 7.50% for 2024.
The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $1,220,344 and $1,223,975 for any surrender value promised in excess of the legally computed reserves as of December 31, 2025 and 2024, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The methods used in valuation of substandard policies are as follows:
For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.
For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.
For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.
The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Colorado Division of Insurance, is $11,730,534 and $9,718,294 as of December 31, 2025 and 2024, respectively.
The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $452,559 and $505,957 as of December 31, 2025 and 2024, respectively.
The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code (“IRC”) Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.
The Company has various blocks of life insurance business subject to Valuation Manual 20: Requirements for Principle Based Reserves (“PBR”) for Life Products (“VM-20”):
•Variable universal life COLI business issued after January 1, 2020
•Term conversions (universal life contracts) issued after January 1, 2021 as a result of a conversion from acquired term insurance not subject to PBR
•Indexed Universal Life business issued after January 1, 2020
•Non-COLI Variable Universal Life business issued after January 1, 2020
•Universal Life business issued after January 1, 2020
•Whole Life business issued after January 1, 2020
•Term Life business issued after January 1, 2017
The Company was exempt from PBR VM-20 with respect to individual life term conversion policies issued in 2020. The domiciliary regulator had determined that, given the insignificant effect on reserves, a Life PBR exemption is appropriate.
Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.
Participating Insurance: Participating business approximates less than 50% of the Company’s ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Policyholder dividends are recognized when declared.
Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2025. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2025.
Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.
Other Assets: As part of the Company’s retained asset program, the Company records a receivable for amount due from other insurance companies that has not been collected. Amounts are generally collected within 90 days of notification that the policyholder has entered the Company’s retained asset program.
The Company is also the owner and beneficiary of life insurance policies included in other assets at their cash surrender values. The following table shows assets that could be realized from an investment vehicle on these policies as of December 31, 2025 and 2024:

	2025	2024
Amount of admitted balance that could be realized from an investment vehicle	$15,502	$14,073
Percentage Bonds	40%	40%
Percentage Stocks	60%	60%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

2.    Investments
Bonds, Preferred Stocks and Common Stocks
The book/adjusted carrying value or cost and fair value of bonds, preferred stocks and common stocks are as follows as of December 31, 2025:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds:
Issuer credit obligations:
U.S. government obligations	$1,122,951	$1,486	$103,444	$1,020,993
Other U.S. government obligations	107,031	3,372	7,460	102,943
Non-U.S. sovereign jurisdiction securities	243,746	1,033	38,396	206,383
Municipal bonds - general obligations (direct & guaranteed)	31,859	—	7,530	24,329
Municipal bonds - special revenue	195,598	8	53,020	142,586
Corporate bonds	9,986,410	48,018	1,635,699	8,398,729
Single entity backed obligations	54,656	65	1,327	53,394
Bank loans - acquired	374,303	1,699	1,244	374,758
Total issuer credit obligations	12,116,554	55,681	1,848,120	10,324,115

Asset-backed securities:
Financial asset-backed securities - self-liquidating	5,862,460	34,607	710,538	5,186,529
Financial asset-backed securities - not self-liquidating	41,888	49	—	41,937
Non-financial asset-backed securities	2,263,484	55,210	33,494	2,285,200
Total asset-backed securities	8,167,832	89,866	744,032	7,513,666

Total bonds	$20,284,386	$145,547	$2,592,152	$17,837,781

Preferred stocks:
Preferred stocks - unaffiliated	$4,994	$—	$190	$4,804

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common Stocks:
Common stocks - unaffiliated	$88,856	$2,002	$491	$90,367

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The book/adjusted carrying value or cost and fair value of bonds, preferred stocks and common stocks are as follows as of December 31, 2024:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,326,583	$1,030	$148,402	$1,179,211
States, municipalities, and political subdivisions	267,911	5	76,072	191,844
Foreign other	2,447,028	4,643	340,358	2,111,313
Foreign government	202,368	—	47,919	154,449
Corporate securities	8,885,185	12,305	1,855,519	7,041,971
Residential mortgage backed securities	1,414,252	16,080	414,799	1,015,533
Commercial mortgage backed securities	3,018,809	9,001	552,247	2,475,563
Other asset backed securities	5,004,783	74,176	29,744	5,049,215
Total bonds	$22,566,919	$117,240	$3,465,060	$19,219,099

Preferred stocks:
Preferred stocks - unaffiliated	$5,026	$—	$367	$4,659

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common stocks:
Common stocks - unaffiliated	$116,626	$975	$5,330	$112,271

The aggregate fair value of bonds, preferred stocks, and common stocks with unrealized losses and the time period that book/adjusted carrying value exceeded fair value are as follows:

	Less than 12 Months		Greater than 12 Months			Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses		Fair Value	Gross Unrealized Losses
As of December 31, 2025
Bonds:
Issuer credit obligations	$1,173,670	$35,189	$7,054,941	$1,812,930	—	$8,228,611	$1,848,119
Asset-backed securities	598,787	9,344	1,871,613	734,688	—	2,470,400	744,032
Preferred stocks	—	—	3,256	190		3,256	190
Common stocks	1,343	176	120	315		1,463	491

As of December 31, 2024
Bonds	$2,819,564	$133,293	$10,229,349	$3,331,767		$13,048,913	$3,465,060
Preferred stocks	—	—	3,078	367		3,078	367
Common stocks	—	—	6,157	5,330		6,157	5,330

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The book/adjusted carrying value and fair value of investments in bonds as of December 31, 2025, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	2025
	Book/Adjusted Carrying Value	Fair Value
Maturity:
Due in 1 year or less	$267,118	$263,581
Due after 1 year through 5 years	1,501,354	1,465,552
Due after 5 years through 10 years	2,247,402	2,117,211
Due after 10 years through 20 years	4,009,012	3,340,228
Due after 20 years	4,091,669	3,137,546
	12,116,555	10,324,118
Financial asset-backed securities - self-liquidating	5,862,460	5,186,529
Financial asset-backed securities - not self-liquidating	41,888	41,937
Non-financial asset-backed securities	2,263,484	2,285,200
Total	$20,284,387	$17,837,784
The cumulative amount of paid-in-kind interest included in the current principal balance of bonds is $127,683 and $109,220 as of December 31, 2025 and 2024, respectively.
The following table shows 5GI securities as of December 31, 2025 and 2024:

Investment	Number of 5GI Securities		Aggregate Book/Adjusted Carrying Value		Aggregate Fair Value
	2025	2024	2025	2024	2025	2024
Issuer credit obligations	10	10	$393	$386	$391	$387
Asset-backed securities	4	8	253	1,287	296	1,742
Total	14	18	$646	$1,673	$687	$2,129

Mortgage Loans
The following table shows the maximum and minimum lending rates by type for mortgage loans initiated during 2025 and 2024:

	2025		2024
	Maximum	Minimum	Maximum	Minimum
Commercial loans	7.30%	3.75%	8.79%	5.00%
Residential loans	8.62%	5.77%	10.99%	3.38%
Mezzanine loans	—%	—%	8.24%	4.61%;
There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2025 and 2024.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages on commercial mortgage loans was 80% and 80% during 2025 and 2024, respectively.
The following table shows the Company’s commercial mortgage loan, including mezzanine, credit quality:

	Carrying Value
	Debt Service Coverage Ratio
	Greater than 1.5x	1.25x to 1.5x	1.0x to 1.25x	Less than 1.0x	Total	%
As of December 31, 2025
Loan-to-value:
0% - 50%	$1,110,808	$66,973	$9,838	$4,852	$1,192,471	45.9%
50% - 60%	204,482	218,409	156,467	2,521	581,879	22.4
60% - 70%	129,147	55,696	180,234	40,439	405,516	15.6
70% - 80%	104,400	58,475	84,810	3,384	251,069	9.7
80% - 90%	17,768	1,698	44,118	103,261	166,845	6.4
Total	$1,566,605	$401,251	$475,467	$154,457	$2,597,780	100.0%

As of December 31, 2024
Loan-to-value:
0% - 50%	$916,850	$12,570	$77,880	$34,890	$1,042,190	38.2%
50% - 60%	783,853	222,563	73,576	65,920	1,145,912	42.0
60% - 70%	191,769	64,592	68,908	142,959	468,228	17.2
70% - 80%	11,010	1,485	4,779	28,013	45,287	1.7
80% - 90%	—	—	23,658	—	23,658	0.9
Total	$1,903,482	$301,210	$248,801	$271,782	$2,725,275	100.0%
The following table shows the Company’s residential mortgage loan credit quality:

	As of December 31, 2025		As of December 31, 2024
	Carrying Value	%	Carrying Value	%
Performance indicators:
Performing	$1,829,926	96.8%	$1,837,283	97.7%
Non-performing	59,718	3.2	43,969	2.3
Total	$1,889,644	100.0%	$1,881,252	100.0%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement:

	Residential	Commercial	Mezzanine	Total
As of December 31, 2025
Recorded investment	1,889,644	2,450,041	147,740	4,487,425
Current	$1,823,696	$2,450,041	$147,740	$4,421,477
30-59 days past due	6,230	—	—	6,230
60-89 days past due	812	—	—	812
90-179 days past due	78	—	—	78
180+ days past due	58,828	—	—	58,828
Participant or co-lender in a mortgage loan agreement
Recorded investment	$—	$1,991,956	$147,740	$2,139,696

As of December 31, 2024
Recorded investment	1,881,253	2,561,665	163,609	4,606,527
Current	$1,825,525	$2,540,919	$163,609	$4,530,053
30-59 days past due	11,759	—	—	11,759
60-89 days past due	5,704	—	—	5,704
90-179 days past due	726	—	—	726
180+ days past due	37,539	20,746	—	58,285
Participant or co-lender in a mortgage loan agreement
Recorded investment	$—	$2,174,498	$163,609	$2,338,107
The following table shows impaired mortgage loans with or without an allowance for credit losses and impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan:

	As of December 31, 2025			As of December 31, 2024
	Residential	Commercial	Total	Residential	Commercial	Total
With allowance for credit losses	$—	$—	$—	$—	$—	$—
No allowance for credit losses	—	—	—	37,539	24,251	61,790
Total	$—	$—	$—	$37,539	$24,251	$61,790
Subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan	$—	$—	$—	$37,539	$24,251	$61,790
The following table shows information for investments in impaired mortgage loans held by the Company as of December 31, 2025, 2024 and 2023:

	2025	2024	2023
	Commercial	Commercial	Commercial
Average recorded investment	$15,377	$36,214	$9,653
Interest income recognized	153	544	536
Amount of interest income recognized using a cash-basis method of accounting	—	—	29

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The Company has no allowances for credit losses as of December 31, 2025 and 2024.
The following table shows the mortgage loans held by the Company derecognized as a result of foreclosure as of December 31, 2025 and 2024:

	2025	2024
Aggregate amount of mortgage loans derecognized	$9,187	$3,714
Real estate collateral recognized	$—	$—
Other collateral recognized	$9,187	$3,714
Receivables recognized from a government guarantee of the foreclosed mortgage loan	$—	$—
Net Realized Capital Gains and Losses
The following table shows the components of realized capital gains (losses):

	Year Ended December 31
	2025	2024	2023
Bonds	$(476,959)	$(622,546)	$(666,338)
Preferred stocks	—	—	(5,500)
Common stocks - unaffiliated	(5,102)	—	—
Mortgage loans	(6,158)	(19,689)	(3,096)
Derivatives	140,603	127,006	(14,612)
Other invested assets	31,515	10,141	(3,086)
Other	2,444	(561)	224
Realized capital gains (losses) before transfers to IMR and tax	(313,657)	(505,649)	$(692,408)
Amount transferred to IMR (net of related taxes)	371,444	488,944	527,677
Federal income tax benefit (expense)	—	4,219	12,282
Net realized capital gains (losses)	$57,787	$(12,486)	$(152,449)
The following table shows OTTI losses included in net realized capital gains and losses:

	Year Ended December 31
	2025	2024	2023
Bonds	$11,793	$15,168	$24,998
Preferred stocks	—	—	5,500
Mortgage loans	4,147	19,696	3,096
Other invested assets	—	—	231
Total	$15,940	$34,864	$33,825
The Company does not have any OTTI recognized on joint venture, partnerships and limited liability company holdings for the years ended December 31, 2025, 2024 and 2023.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The following table shows information related to the sales of bonds:

	Year Ended December 31
	2025	2024	2023
Proceeds	$5,254,802	$4,003,022	$5,802,924
Gross gains	9,287	5,782	53,370
Gross losses	474,453	613,160	694,710
The Company does not have any OTTI recognized on asset-backed securities subject to SSAP No. 43 due to intent to sell or inability or lack of intent to hold to recovery during 2025, 2024, and 2023.

The following table shows OTTI recognized on asset-backed securities subject to SSAP No. 43 due to the difference between amortized cost and the estimated present value of projected cash flows during 2025:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
05523GAJ0	$1,936	$—	$1,936	$—	$1,909	3/31/2025
05523GAL5	1,947	—	1,947	—	—	3/31/2025
05493AAL4	5,305	4,363	942	4,363	34	6/30/2025
12652FAL6	903	—	903	—	1,042	6/30/2025
61768FAL4	4,195	91	4,105	91	3,826	6/30/2025
31395MJJ9	4,386	4,370	16	4,370	91	12/31/2025
Total			$9,849
The total amount of OTTI recognized on asset-backed securities subject to SSAP No. 43 due to the difference between amortized cost and the estimated present value of projected cash flows was $9,849, $11,036 and $18,934 in 2025, 2024 and 2023, respectively.
The following table shows asset-backed securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	As of December 31, 2025		As of December 31, 2024
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
Less than 12 months	$6,314	$580,312	$10,359	$853,804
Greater than 12 months	703,984	1,708,252	986,431	2,416,324
Total	$710,298	$2,288,564	$996,790	$3,270,128

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Net Investment Income
The following table shows the components of net investment income:

	Year Ended December 31
	2025	2024	2023
Gross investment income:
Bonds	$1,018,935	1,044,798	983,941
Preferred stocks	219	208	279
Common stocks - unaffiliated	8,284	9,294	6,962
Mortgage loans	261,968	240,567	138,209
Derivatives	(5,548)	(6,417)	(7,678)
Contract loans	95,808	94,185	82,115
Other invested assets	95,016	108,975	81,002
Cash, cash equivalents and short-term investments	37,655	42,042	18,349
Other	—	1,498	5,166
Total gross investment income	1,512,337	1,535,150	1,308,345
Investment expenses	(143,387)	(150,051)	(109,070)
Net investment income	$1,368,950	$1,385,099	$1,199,275
The following table shows bond prepayment penalty and acceleration fees included in net investment income:

	Year Ended December 31
	2025	2024	2023
General Account
Number of CUSIPs	89	70	21
Aggregate Amount of Investment Income	$3,627	$3,030	$(5,806)
The Company did not recognize any prepayment penalty and acceleration fees on debt securities subject to SSAP No. 21 for the year ended December 31, 2025.
Accrued Investment Income
The following table shows the components of accrued investment income as of December 31, 2025 and 2024:

	2025	2024
Accrued investment income:
Gross	$200,685	$228,850
Nonadmitted	—	2,442
Admitted	$200,685	$226,408

Aggregate deferred interest included in accrued investment income	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Federal Home Loan Bank Agreements
The Company is a member of the FHLB of Topeka. Through its membership, the Company has conducted business (issued funding agreements) with the FHLB. It is part of the Company’s strategy to utilize these funds for spread lending purposes. Reserves for these funds appear on the statement of admitted assets, liabilities, and capital and surplus under deposit type contracts. The Company has determined the estimated maximum borrowing capacity as $12,700,000 as of December 31, 2025. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is potentially up to 40% of the general account total net admitted assets, excluding Separate Accounts, of the Company, one quarter in arrears, based on credit approval from FHLB of Topeka.
The following table shows the amount of FHLB capital stock held by the Company:

	As of December 31, 2025			As of December 31, 2024
	General Account	Separate Account	Total	General Account	Separate Account	Total
Membership stock - class A	$500	$—	$500	$500	$—	$500
Activity stock	82,300	—	82,300	99,850	—	99,850
Excess stock	1,975	—	1,975	2,331	—	2,331
Aggregate total	$84,775	$—	$84,775	$102,681	$—	$102,681
All FHLB membership stock is not eligible for redemption.
The following table shows the amount of collateral pledged to FHLB at the end of the reporting period and the maximum amount that was pledged to FHLB during the reporting period:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
As of December 31, 2025
General account	$3,164,629	$3,666,785	$1,840,000	$3,623,850	$4,374,194	$1,840,000
Separate account	—	—	—	—	—	—
Total	$3,164,629	$3,666,785	$1,840,000	$3,623,850	$4,374,194	$1,840,000

As of December 31, 2024
General account	$3,535,514	$4,328,310	$2,230,000	$3,900,416	$4,556,966	$2,230,000
Separate account	—	—	—	—	—	—
Total	$3,535,514	$4,328,310	$2,230,000	$3,900,416	$4,556,966	$2,230,000

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The following table shows the amount borrowed from the FHLB and reserves established:

	General Account	Separate Account	Total	Funding Agreements Reserves Established
As of December 31, 2025
Debt	$—	$—	$—	XXX
Funding agreements	1,840,000	—	1,840,000	$1,837,833
Other	—	—	—	XXX
Aggregate total	$1,840,000	$—	$1,840,000	$1,837,833

As of December 31, 2024
Debt	$—	$—	$—	XXX
Funding agreements	2,230,000	—	2,230,000	$2,224,951
Other	—	—	—	XXX
Aggregate total	$2,230,000	$—	$2,230,000	$2,224,951
The maximum aggregate amount the general account borrowed from FHLB was $2,230,000 and $2,400,000 during 2025 and 2024, respectively.
As of December 31, 2025, the Company’s FHLB borrowings are subject to prepayment penalties.
Restricted Assets (including Pledged)
The following table shows assets pledged as collateral or restricted as of December 31, 2025:

	Gross (Admitted & Nonadmitted) Restricted
	General Account	Total From Prior Year	Increase/(Decrease)	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets
FHLB capital stock	82,850	102,681	(19,831)	82,850	0.2%	0.2%
On deposit with states	29,004	28,074	930	29,004	0.1%	0.1%
Pledged as collateral to FHLB (including assets backing funding agreements)	3,666,785	4,328,310	(661,525)	3,666,785	10.8%	10.9%
Reinsurance trust	15,318,249	15,921,905	(603,656)	15,318,249	45.2%	45.5%
Derivative pledged collateral	27,032	22,126	4,906	27,032	0.1%	0.1%
Collateral assets received	536,611	473,657	62,954	536,611	1.6%	1.6%
Assets held under modco reinsurance agreements	364	—	364	364	—%	—%
Assets held under funds withheld reinsurance agreements	8,479,590	8,585,588	(105,998)	8,479,590	25.0%	25.2%
Total restricted assets	$28,140,485	$29,462,341	$(1,321,856)	$28,140,485	83.0%	83.6%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The following table shows assets pledged as collateral or restricted as of December 31, 2024:

	Gross (Admitted & Nonadmitted) Restricted
	General Account	Total From Prior Year	Increase/(Decrease)	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets
FHLB capital stock	$102,681	$82,901	$19,780	$102,681	0.3%	0.3%
On deposit with states	28,074	27,139	935	28,074	0.1%	0.1%
Pledged as collateral to FHLB (including assets backing funding agreements)	4,328,310	3,743,039	585,271	4,328,310	12.5%	12.6%
Reinsurance trust	15,921,905	16,735,678	(813,773)	15,921,905	45.8%	46.2%
Derivative pledged collateral	22,126	14,981	7,145	22,126	0.1%	0.1%
Total restricted assets	$20,403,096	$20,603,738	$(200,642)	$20,403,096	58.8%	59.3%
The following table shows collateral received and assets held under modco and funds withheld reinsurance agreements and reflected as assets as of December 31, 2025:

	Book/Adjusted Carrying Value (BACV)			Fair Value			% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
Assets Classification	Collateral	Modco	Funds Withheld*	Collateral	Modco	Funds Withheld
General account:
Cash, cash equivalents and short-term investments	$536,611	$—	$402,753	$537,835	$—	$402,753	2.9%	2.9%
Issuer credit obligations	—	285	4,986,815	—	259	4,087,400	15.5	15.6
Asset-backed securities	—	78	1,943,155	—	75	1,847,073	6.0	6.1
Preferred stocks	—	—	1,475	—	—	1,475	—	—
Common stocks	—	—	448	—	—	448	—	—
Mortgage loans	—	—	673,682	—	—	645,623	2.1	2.1
Other invested assets	—	—	471,263	—	—	499,952	1.5	1.5
Total collateral assets	$536,611	$363	$8,479,591	$537,835	$334	$7,484,724	28.0%	28.2%

*Funds withheld assets are not related / affiliated to the reinsurer
The following table shows collateral received and reflected as assets as of December 31, 2024:

	Collateral		% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
Assets Classification	Book/Adjusted Carrying Value (BACV)	Fair Value
General account:
Cash, cash equivalents and short-term investments	$473,657	$473,657	1.4%	1.5%
Total collateral assets	$473,657	$473,657	1.4%	1.5%
The following table shows recognized liabilities for collateral received and assets held under modco and funds withheld reinsurance agreements as of December 31, 2025 and recognized liabilities for collateral received as of December 31, 2024:

	As of December 31, 2025		As of December 31, 2024
	Amount	% of Liability to Total Liabilities	Amount	% of Liability to Total Liabilities
General account:
Recognized obligation to return collateral asset	$536,611	1.8%	$473,657	1.4%
Recognized obligation for modco assets	$364	—%
Recognized obligation for FWH (excluding modco) assets	$8,479,590	27.7%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Troubled Debt Restructuring
The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.
As of December 31, 2025 and 2024, the Company held 0 and 0 private placement troubled debt restructuring loans with a carrying value of $0 and $0, respectively.
For the years ended December 31, 2025 and 2024, the Company’s total recorded investment in restructured debt was $0 and $0, respectively. The Company realized losses related to these investments of $0, $0, and $0 during 2025, 2024, and 2023, respectively.
The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.
The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.
3.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, foreign exchange risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company’s use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the statements of admitted assets and are being amortized to investment income over the remaining terms of the contracts.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the statements of admitted assets, liabilities and capital and surplus. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized to investment income.
Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments (replication transactions) are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.
The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.
Under the terms of the Company’s Over-The-Counter (“OTC”) Derivative International Swaps and Derivatives Association, Inc. (“ISDA”) agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.
The following table shows the Company’s types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

	As of December 31, 2025	As of December 31, 2024
Collateral Type:
Cash:
Held- OTC Contracts	$513,432	$473,657
Held- Cleared Contracts		6,082
Pledged- OTC Contracts	13,372	7,580
Pledged- Cleared Contracts		217

Securities:
Held	$24,403	$—
Delivered	13,022	14,546

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The following table shows information of the Company’s derivative contracts by type:

	As of December 31, 2025			As of December 31, 2024
	Notional Amount	Carrying Value	Fair Value	Notional Amount	Carrying Value	Fair Value
Derivative contracts:
Credit contracts	$300,000	$5,150	$12,230	$200,000	$3,796	$4,500
Equity contracts	3,420,577	470,893	470,893	3,231,354	464,666	464,666
Foreign exchange contracts	51,887	(2,612)	(863)	57,145	4,241	4,212
Interest rate contracts	2,768,000	(2,931)	9,933	2,117,000	1,370	(33,629)
Total derivative contracts	$6,540,464	$470,500	$492,193	$5,605,499	$474,073	$439,749
The Company does not have any derivative contracts with financing premiums.
4.    Concentrations of Credit Risk
Bonds
The Company held below investment grade corporate bonds with an aggregate book value of $1,324,042 and $1,097,867 and an aggregate fair value of $1,243,138 and $1,015,694 as of December 31, 2025 and 2024, respectively. Those holdings amounted to 6.5% and 4.9% of the Company’s investments in bonds and 4.1% and 3.4% of total admitted assets as of December 31, 2025 and 2024, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.
The Company held unrated bonds with a carrying value of $563,178 and $219,311 with an aggregate fair value of $562,118 and $216,866 as of December 31, 2025 and 2024, respectively. The carrying value of these holdings amounted to 2.8% and 1.0% of the Company’s investment in bonds and 1.8% and 0.6% of the Company’s total admitted assets as of December 31, 2025 and 2024, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Mortgages
The Company’s mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk.
The following table shows the Company’s mortgage loan diversification by property type:

	As of December 31, 2025		As of December 31, 2024
Property Type	Carrying Value	%	Carrying Value	%

Apartments	$2,780,156	62.0%	$2,871,786	62.4%
Hotel/Motel	28,681	0.6	42,787	0.9
Industrial	747,648	16.7	774,924	16.8
Mixed Use	29,219	0.7	29,820	0.6
Office	228,808	5.1	233,172	5.1
Other	225,922	5.0	234,748	5.1
Retail	446,991	10.0	419,290	9.1
Total	$4,487,425	100.0%	$4,606,527	100.0%
The following table shows the Company’s mortgage loan portfolio diversification by region:

	As of December 31, 2025		As of December 31, 2024
Region	Carrying Value	%	Carrying Value	%

Pacific	$751,570	16.7%	$729,995	15.7%
South Atlantic	1,117,579	24.9	1,138,425	24.7
West South Central	392,264	8.7	435,365	9.5
East North Central	520,793	11.6	527,973	11.5
Middle Atlantic	744,258	16.6	731,667	15.9
Mountain	504,751	11.2	522,848	11.4
West North Central	116,777	2.6	153,032	3.3
New England	114,884	2.6	106,664	2.3
East South Central	224,549	5.0	260,558	5.7
Total	$4,487,425	100.0%	$4,606,527	100.0%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

5.    Reserves
As of December 31, 2025 and 2024, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account Non-Guaranteed	Total	% of Total
December 31, 2025
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$156,503	$—	$156,503	12.2%
At book value less current surrender charge of 5% or more	442	—	442	0.0
At fair value	—	12,592	12,592	1.0
Total with market value adjustment or at fair value	156,945	12,592	169,537	13.2
At book value without adjustment (minimal or no charge or adjustment)	515,233	—	515,233	40.3
Not subject to discretionary withdrawal	594,819	—	594,819	46.5
Total gross individual annuities reserves	1,266,997	12,592	1,279,589	100.0%
Less reinsurance ceded	826	—	826
Total net individual annuities reserves	$1,266,171	$12,592	$1,278,763
Amount at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date	$35	$—	$35

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$3,811	$—	$3,811	0.4%
Total with market value adjustment or at fair value	3,811	—	3,811	0.4
At book value without adjustment (minimal or no charge or adjustment)	2,407	—	2,407	0.2
Not subject to discretionary withdrawal	1,069,923	—	1,069,923	99.4
Total gross group annuities reserves	1,076,141	—	1,076,141	100.0%
Less reinsurance ceded	—	—	—
Total net gross annuities reserves	$1,076,141	$—	$1,076,141
Amount at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—

Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
At book value without adjustment (minimal or no charge or adjustment)	$472,666	$—	$472,666	19.0%
Not subject to discretionary withdrawal	2,019,417	—	2,019,417	81.0
Total gross deposit type contracts reserves	2,492,083	—	2,492,083	100.0%
Less reinsurance ceded	723	—	723
Total net deposit type contracts reserves	$2,491,360	$—	$2,491,360
Amount at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

	General Account	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2024
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$137,699	$—	$137,699	9.9%
At book value less current surrender charge of 5% or more	805	—	805	0.1
At fair value	—	11,328	11,328	0.8
Total with market value adjustment or at fair value	138,504	11,328	149,832	10.8
At book value without adjustment (minimal or no charge or adjustment)	627,231	—	627,231	45.2%
Not subject to discretionary withdrawal	611,195	—	611,195	44.0
Total gross individual annuities reserves	1,376,930	11,328	1,388,258	100.0%
Less reinsurance ceded	1,316	—	1,316
Total net individual annuities reserves	$1,375,614	$11,328	$1,386,942
Amount at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date	$64	$—	$64

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$4,166	$—	$4,166	0.4%
Total with market value adjustment or at fair value	4,166	—	4,166	0.4
At book value without adjustment (minimal or no charge or adjustment)	425	—	425	0.0
Not subject to discretionary withdrawal	1,160,185	—	1,160,185	99.6
Total gross group annuities reserves	1,164,776	—	1,164,776	100.0%
Less reinsurance ceded	—	—	—
Total net gross annuities reserves	$1,164,776	$—	$1,164,776
Amount at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—

Deposit Type-Contracts (no life contingencies):
Subject to discretionary withdrawal:
At book value without adjustment (minimal or no charge or adjustment)	$493,727	$—	$493,727	16.8%
Not subject to discretionary withdrawal	2,443,500	—	2,443,500	83.2
Total gross deposit type contracts reserves	2,937,227	—	2,937,227	100.0%
Less reinsurance ceded	725	—	725
Total net deposit fund liabilities reserves	$2,936,502	$—	$2,936,502
Amount at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—
The reconciliation of total annuity reserves and deposit-type contract fund liabilities as of December 31, 2025 and 2024, is as follows:

	2025	2024
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,198,297	$2,397,353
Exhibit 5, Supplemental Contracts with Life Contingencies Section, Total (net)	144,015	143,037
Exhibit 7, Deposit - Type Contracts, line 14, column 1	2,491,360	2,936,502
Total Life & Accident & Health Annual Statement	4,833,672	5,476,892

Separate Accounts Annual Statement:
Exhibit 3, Annuities Section, Total (net)	12,592	11,328
Total Separate Accounts Annual Statement	12,592	11,328

Combined Total	$4,846,264	$5,488,220

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

As of December 31, 2025 and 2024, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
December 31, 2025
General Account:
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$228,974	$879,940
Universal life	9,776,934	9,660,511	9,450,131
Universal life with secondary guarantees	2,068,119	1,989,255	7,195,768
Indexed universal life	3,232,115	3,040,134	3,210,194
Indexed universal life with secondary guarantees	216,801	191,613	433,036
Other permanent cash value life Insurance	2,058,217	3,615,488	3,390,334
Variable life	4,371	4,371	4,362
Variable universal life	1,219,759	1,215,464	1,133,016
Miscellaneous reserves	—	—	34
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	6,773,621
Accidental death benefits	XXX	XXX	10,066
Disability - active lives	XXX	XXX	43,194
Disability - disabled lives	XXX	XXX	95,776
Miscellaneous reserves	XXX	XXX	2,341,944
Total gross life insurance reserves	18,576,316	19,945,810	34,961,416
Less reinsurance ceded	5,436,750	6,379,784	20,110,475
Total net life insurance reserves	$13,139,566	$13,566,026	$14,850,941

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal life	$1,675,732	$1,648,358	$1,678,844
Total gross life insurance reserves	1,675,732	1,648,358	1,678,844
Less reinsurance ceded	—	—	—
Total net separate account with nonguaranteed life insurance reserves	$1,675,732	$1,648,358	$1,678,844

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

	Account Value	Cash Value	Reserve
December 31, 2024
General Account:
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$232,292	$835,516
Universal life	10,001,285	9,876,918	9,651,386
Universal life with secondary guarantees	2,198,458	2,097,675	7,251,144
Indexed universal life	2,947,748	2,744,246	2,978,771
Indexed universal life with secondary guarantees	201,045	169,710	403,574
Other permanent cash value life Insurance	2,178,016	3,813,996	3,531,898
Variable life	4,495	4,495	4,484
Variable universal life	1,223,058	1,218,422	1,153,989
Miscellaneous reserves	—	—	112
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	7,082,151
Accidental death benefits	XXX	XXX	11,672
Disability - active lives	XXX	XXX	52,761
Disability - disabled lives	XXX	XXX	97,305
Miscellaneous reserves	XXX	XXX	2,424,193
Total gross life insurance reserves	18,754,105	20,157,754	35,478,956
Less reinsurance ceded	5,532,118	6,471,400	20,517,656
Total net life insurance reserves	$13,221,987	$13,686,354	$14,961,300

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$1,668,096	$1,640,314	$1,669,991
Total gross life insurance reserves	1,668,096	1,640,314	1,669,991
Less reinsurance ceded	—	—	—
Total net separate account with nonguaranteed life insurance reserves	$1,668,096	$1,640,314	$1,669,991
The reconciliation of total life insurance reserves as of December 31, 2025 and 2024, is as follows:

	2025	2024
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$13,451,336	$13,547,180
Exhibit 5, Accidental Death Benefits Section, Total (net)	8,097	9,427
Exhibit 5, Disability – Active Lives Section, Total (net)	5,539	10,729
Exhibit 5, Disability – Disabled Lives Section, Total (net)	67,162	67,894
Exhibit 5, Miscellaneous Reserves Section, Total (net)	1,318,808	1,326,070
Total Life & Accident & Health Annual Statement	14,850,942	14,961,300

Separate Accounts Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	1,678,844	1,669,991
Total Separate Accounts Annual Statement	1,678,844	1,669,991

Combined Total	$16,529,786	$16,631,291

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2025 and 2024 are as follows:

	2025		2024
	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$8,281	$8,281	$16,190	$300
Ordinary renewal	7,226	(23,255)	42,120	(6,138)
Group life	779	—	833	(53)
Group annuity	—	—	(54)	(54)
Total	$16,286	$(14,974)	$59,089	$(5,945)
6.    Employee Benefit Plans
Defined Contribution Plans: Resolution Life Services (US), Inc. sponsors the Resolution Life US 401(k) Plan (the “Plan”). Substantially all employees of Resolution Life Services (US) Inc. and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, other than Company agents. The Plan is a tax qualified defined contribution plan. Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Plan allows eligible participants to defer into the Plan a specified percentage of eligible compensation on a pretax basis. Resolution Life Services (US) Inc. matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are automatically vested, regardless of service history. All contributions made to the Plan are subject to certain limits imposed by applicable law. Expenses allocated to the Company were $4,243, $4,656, and $3,685 for 2025, 2024, and 2023, respectively.
Consolidated/Holding Company Plans: Resolution Life Services (US) Inc., an affiliate, offers long term incentives to its eligible employees and certain other individuals who meet the eligibility criteria. Expenses allocated to the Company were $(335), $4,765, and $5,021 for 2025, 2024, and 2023, respectively.
7.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The general nature and characteristics of separate accounts business is as follows:

	December 31, 2025	December 31, 2024
Non-Guaranteed Separate Accounts
Premium, consideration or deposits for the year	$29,825	$37,793

Reserves for separate accounts with assets at:
Fair value	$1,691,436	$1,681,319
Total reserves	$1,691,436	$1,681,319

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$1,691,436	$1,681,319
Total reserves	$1,691,436	$1,681,319
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2025 and 2024, the Company reported assets and liabilities from Individual Annuity and Individual Life product lines in separate accounts.
Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

	December 31, 2025		December 31, 2024
Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets	Legally Insulated Assets	Not Legally Insulated Assets
Individual life	$1,675,736	$—	$1,668,096	$—
Individual annuity	12,592	—	11,328	—
Total	$1,688,328	$—	$1,679,424	$—
Separate account assets for products registered with the SEC totaled $1,651,150 and $1,644,738 as of December 31, 2025 and 2024, respectively. Separate account assets for products not registered with the SEC totaled $37,178 and $34,686; all of which were Private Placement Variable Universal Life Products, as of December 31, 2025 and 2024, respectively.
In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amount in risk charges:

Year ended	Risk Charges
2025	$20
2024	22
2023	21
2022	22
2021	21

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The Company’s general account did not pay any separate account guarantees for the years ended December 31, 2025, 2024 and 2023.
The Company does not engage in securities lending transactions within its separate accounts.
A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2025	2024	2023
Transfers as reported in the summary of operations
of the separate accounts statement:
Transfers to separate accounts	$29,842	$37,793	$37,048
Transfers from separate accounts	201,376	80,750	88,769
Transfers as reported in the summary of operations	$(171,534)	$(42,957)	$(51,721)
8.    Federal Income Taxes
The Company has entered into a tax allocation agreement with members of an affiliated group. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal, state, local or foreign tax returns. The tax allocation agreement provides that each subsidiary will make a payment to Resolution Life Colorado Inc. equal to its tax liability computed on a separate company basis and such payment will be reduced by any losses, loss carryforwards or other tax attributes that reduced the group’s liability and which are allocable to the subsidiary.
The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Resolution Life Colorado Inc.
Security Life of Denver Insurance Company
Roaring River II, Inc.
Midwestern United Life Insurance Company
Security Life of Denver International Limited
Under the intercompany tax allocation agreement, the Company had a receivable of $8,075 as of December 31, 2025 and $17,077 as of December 31, 2024 from Resolution Life Colorado Inc., an affiliate, for federal income taxes.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2025	2024	2023
Federal tax (benefit) expense on operations	$5,246	$4,219	$3,997
Federal tax (benefit) expense on capital gains and losses	—	(4,219)	(12,281)
Total current tax (benefit) expense incurred	$5,246	$—	$(8,284)
The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (“DTA”) as of December 31, 2025 and 2024 are as follows:

	12/31/25			12/31/24			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$588,962	$298,270	$887,232	$606,634	$236,970	$843,604	$(17,672)	$61,300	$43,628
Statutory valuation allowance adjustments	—	274,666	274,666	—	212,492	212,492	—	62,174	62,174
Adjusted gross DTAs	588,962	23,604	612,566	606,634	24,478	631,112	(17,672)	(874)	(18,546)
Nonadmitted DTAs	246,299	—	246,299	289,096	—	289,096	(42,797)	—	(42,797)
Subtotal net admitted DTAs	342,663	23,604	366,267	317,538	24,478	342,016	25,125	(874)	24,251
Deferred tax liabilities*	164,022	23,604	187,626	148,814	24,478	173,292	15,208	(874)	14,334
Net admitted DTA (DTL)	$178,641	$—	$178,641	$168,724	$—	$168,724	$9,917	$—	$9,917

*A portion of the capital DTL has been used to offset ordinary DTAs.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2025 and 2024 are as follows:

		12/31/2025			12/31/2024			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	178,641	—	178,641	168,724	—	168,724	9,917	—	9,917
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	178,641	—	178,641	220,644	—	220,644	(42,003)	—	(42,003)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	182,629	XXX	XXX	168,724	XXX	XXX	13,905
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	164,022	23,604	187,626	148,814	24,478	173,292	15,208	(874)	14,334
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$342,663	$23,604	$366,267	$317,538	$24,478	$342,016	$25,125	$(874)	$24,251
The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation as of December 31, 2025 and 2024 are as follows:

	2025	2024
Ratio percentage used to determine recovery period and threshold limitation amount	867.8%	754.8%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,852,522	$1,532,073

The Company does not have any tax planning strategies at December 31, 2025 or 2024.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2025	12/31/2024	Change
Deferred tax assets:
Ordinary:
Unearned premium reserve	$—	$1	$(1)
Policyholder reserves	167,947	163,911	4,036
Investments	107,075	99,805	7,270
Deferred acquisition costs	206,969	230,362	(23,393)
Policyholder dividends accrual	3,590	3,873	(283)
Compensation and benefits accrual	—	—	—
Receivables - nonadmitted*	1,091	2,756	(1,665)
Net Operating loss carry-forward	101,549	105,193	(3,644)
Tax credit carry-forward	482	482	—
Other	260	250	10
Gross ordinary deferred tax assets	588,962	606,633	(17,670)
Nonadmitted	246,299	289,095	(42,796)
Admitted ordinary deferred tax assets	342,663	317,538	25,126
Capital:
Investments	23,605	24,478	(873)
Net capital loss carry-forward	274,665	212,492	62,173
Subtotal	298,270	236,970	61,300
Statutory valuation allowance adjustment	274,666	212,492	62,174
Admitted capital deferred tax assets	23,604	24,478	(874)
Admitted deferred tax assets	$366,267	$342,016	$24,252

Deferred tax liabilities:
Ordinary:
Investments	$106,120	$96,250	$9,870
Deferred and uncollected premiums	5,103	5,165	(62)
Policyholder reserves	1,922	6,154	(4,232)
Total ordinary deferred tax liabilities	113,145	107,569	5,576
Capital:
Investments	74,481	65,723	8,758
Total capital deferred tax liabilities	74,481	65,723	8,758
Total deferred tax liabilities	$187,626	$173,292	$14,334

Net admitted deferred tax assets (liabilities)	$178,641	$168,724	$9,918

* Includes other nonadmitted assets
Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2025 and December 31, 2024, the Company had valuation allowances of $274,665 and $212,492 respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

	Year Ended December 31
	2025		2024		2023
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Ordinary (loss) income	$97,963		$46,444		$(484,235)
Capital (losses) gains	57,787		(16,705)		(164,731)
Total pretax (loss) income	155,750		29,739		(648,966)

Expected tax (benefit) expense at 21% statutory rate	32,708	21.0%	6,245	21.0%	(136,283)	21.0%
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(896)	(0.6)%	(780)	(2.6)%	(967)	0.1%
Interest maintenance reserve	(50,136)	(32.0)%	(84,344)	(283.5)%	(107,786)	16.7%
Reinsurance	(5,421)	(3.5)%	(5,421)	(18.2)%	(4,066)	0.6%
NOL adjustment	(5,221)	(3.4)%	(6,343)	(21.3)%	(13,400)	2.1%
Capital loss adjustment	—	—%	45,303	152.3%	99,910	(15.4)%
Change in valuation allowance	62,173	39.9%	78,824	265.1%	33,758	(5.2)%
Other	3,828	2.5%	(1,249)	(4.4)%	4,832	(0.8)%
Total income tax reported	$37,035	23.9%	$32,235	108.4%	$(124,002)	19.1%

Current income taxes incurred	$5,246	3.4%	$—	—%	$(8,284)	1.3%
Change in deferred income tax*	31,789	20.5%	32,235	108.4%	(115,718)	17.8%
Total income tax reported	$37,035	23.9%	$32,235	108.4%	$(124,002)	19.1%
* Excluding tax on unrealized gains (losses) and other surplus items.
As of December 31, 2025, the Company’s loss carry-forwards originated and expires as follows:

	Year of Origination	Year of Expiration	Amount
Net capital loss carry-forward	2023	2028	$420,787
Net capital loss carry-forward	2024	2029	582,321
Net capital loss carry-forward	2025	2030	304,821
Total Net capital loss carry-forward*			$1,307,929

Net operating loss	2022	NONE	$135,177
Net operating loss	2023	NONE	346,415
Net operating loss	2024	NONE	1,975
Total Net operating loss carry-forward*			$483,567
*Tax allocation agreement allows for members of the consolidated group to share losses generated on a separate company basis.
There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2025 and 2024.
There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2025 and 2024.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The Company has no unrecognized tax benefits as of December 31, 2025 and 2024.
The Company has no unrecognized tax benefits for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.
The Company had no unrecognized tax benefits as of December 31, 2025 and 2024, that would affect the Company’s effective tax rate if recognized.
The Company does not have any transferable state tax credit assets as of December 31, 2025.

The Company does not have any non-transferable or nonadmitted state tax credit assets as of December 31, 2025.
The Company did not recognize an impairment loss on state transferable and non-transferable tax credits for the year ended December 31, 2025 and 2024, respectively.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the statements of admitted assets, liabilities and capital and surplus and statement of operations, respectively. The Company had no accrued interest or penalties as of December 31, 2025, 2024 and 2023.
9.    Investment in Subsidiaries
The Company has two wholly owned insurance subsidiaries, Midwestern United Life Insurance Company (“Midwestern”), and Roaring River II, Inc. (“RRII”). The Company also has one wholly owned non-insurance subsidiary, SLD America Equities, Inc. (“SLD AE”).
The carrying values of the Company’s subsidiaries are summarized as follows:

	As of December 31
	2025	2024
Common stock:
Midwestern	$178,483	$173,732
SLD AE	1,937	1,941
RRII	—	—
Total investment in subsidiaries	$180,420	$175,673
As of December 31, 2025 and 2024, the Company had no amounts nonadmitted related to its investment in SCA entities.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Information regarding the non-insurance subsidiary, SLD AE, NAIC filings are as follows:

	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	Response Received	Resubmission Required
2025	S2	6/24/2025	$1,941	Y	N
2024	S2	5/21/2024	$1,944	Y	N
RRII receives a prescribed practice from the Arizona Department of Insurance to reflect a credit linked note as an admitted asset in its statutory-basis financial statements, which is used to finance excess reserves related to level premium term life reinsurance (“XXX”) and universal life with secondary guarantees (“AXXX”) business assumed by RRII. If the permitted practice were not granted, RRII’s statutory surplus would be in a deficit position; as such, the Company has reduced its investment in RRII to zero as of December 31, 2025 and 2024.

10.    Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.
Effective January 4, 2021, the Company entered into an agreement to assume on a coinsurance basis with assets transferred to a comfort trust for general account liabilities and on a modified coinsurance basis for separate account liabilities with the following former related entities: ReliaStar Life Insurance Company (“RLI”), ReliaStar Life Insurance Company of New York (“RNY”), and Voya Retirement Insurance and Annuity Company (“VRIAC”). The coinsurance/modified coinsurance agreements with RLI, RNY and VRIAC cover all remaining life business not already reinsured with other reinsurers (including life business assumed from other insurers) from RLI and RNY, the majority of fixed and variable annuity products not already reinsured with other reinsurers from RLI and RNY, and certain fixed and variable annuity and pension risk transfer products from VRIAC. The liabilities covered under the agreement are reinsured on a 100% quota share basis from RLI and VRIAC and a 75% quota share basis from RNY.
Additionally, the Company entered into reinsurance agreements on a coinsurance with funds withheld basis with Security Life of Denver International Limited, RRII, FNL Insurance Company, Ltd., and Partner Reinsurance Europe SE – Zurich Branch (“Partner Re”) in order to facilitate the financing of excess reserve requirements associated with Regulation XXX/AG38 and Regulation AXXX which require insurers to hold significantly higher levels of reserves on certain term products and return of premium endowment term insurance products and certain riders and on universal life insurance products with secondary guarantees. Such reinsurance enables the Company to use both traditional and alternative sources of collateral to fund the

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

excess reserve requirements and is generally able to secure longer term financing on a more capital efficient basis.
Effective October 1, 2021, the Company entered into an agreement under which the Company assumes from Lincoln National Life Insurance Company (“Lincoln”) on a 100% coinsurance (modco for separate accounts) basis its interest and liabilities with respect to certain universal life and variable universal life products. The Company also entered into an agreement under which the Company cedes to New Reinsurance Company, Ltd. on a coinsurance with funds withheld basis combined with a yearly renewable term basis certain universal life and variable universal life products that were assumed from Lincoln.
Effective August 1, 2023, the Company entered into an agreement under which the Company assumes from Farmers New World Life Insurance Company (“FNWL”) on a 100% coinsurance (modco for separate accounts) basis its interest and liabilities with respect to certain life and annuity products. The Company also entered into an agreement under which the Company cedes to Swiss Re Life & Health America Inc. on a 100% coinsurance basis with respect to term life products that was assumed from FNWL. The Company also entered into an agreement under which the Company cedes to Partner Re on a coinsurance with funds withheld basis combined with a yearly renewable term basis certain universal life, whole life and variable universal life products that were assumed from FNWL.
The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2025	2024	2023
Statements of operations
Premiums	$1,647,201	$2,031,915	$6,393,914
Benefits and other expenses	1,625,584	1,770,554	5,948,895
Statements of admitted assets, liabilities, and capital and surplus
Deferred and uncollected premiums	729,248	783,679	880,730
Policy and contract liabilities	20,669,251	21,129,920	21,610,545
The Company does not have any reinsurance agreement in effect under which the reinsurer may unilaterally cancel the agreement.
Assumed premiums amounted to $1,433,895, $1,894,993 and $7,413,769 for 2025, 2024 and 2023, respectively.
The Company estimates that an aggregate reduction in surplus of $4,872,460 would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2025. The amount estimated as of December 31, 2024 and 2023 was $5,041,359 and $4,947,089, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

11.    Capital and Surplus
The Company’s capital is common stock, with 149 shares authorized and 144 shares issued and outstanding with a par value of $20,000 per share as of December 31, 2025.
The date of restatement of gross paid-in and contributed surplus and unassigned funds (surplus) under quasi-reorganizations in the prior 10 years is January 4, 2021.
Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1,500. An extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the lesser of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer’s net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles.
On April 23, 2024, the Company paid an extraordinary cash distribution of $200,000 to its parent company, RLCO.
The portion of unassigned surplus represented (reduced) by each item below is as follows:

	As of December 31
	2025	2024
Nonadmitted assets:
Net deferred tax asset	$(246,299)	$(289,096)
Other	(5,195)	(13,125)
Total nonadmitted assets	$(251,494)	$(302,221)

Cumulative unrealized gains and losses	$393,496	$384,643
Provision for reinsurance	$—	$—
Asset valuation reserve	$(445,853)	$(395,990)
On January 4, 2021, the Company restructured two outstanding surplus notes into one surplus note with a fixed interest rate of 5.0% and a maturity date of January 4, 2031. On September 7, 2021, the Colorado Insurance Commissioner approved a Second Amended and Restated Surplus Note Agreement which extends the Scheduled Maturity Date to January 1, 2036 and restricts the prepayment of principal until January 4, 2026. The Second Amended and Restated Surplus Note Agreement was effective as of January 4, 2021. Any payment of principal and/or interest is subject to the prior approval of the Colorado Insurance Commissioner.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The Company’s surplus note as of December 31, 2025 are as follows:

Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year	Unapproved Interest And/Or Principal
1/4/2021	5%	$123,000	N	$123,000	$123,000	$—

Current year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider).	Current Year Principal Paid	Life-To-Date Principal Paid	Date of Maturity
$6,150	$31,093	0.0%	$0	$0	1/1/2036

Are Surplus Note payments contractually linked? (Y/N)	Surplus Note payments subject to administrative offsetting provisions? (Y/N)	Were Surplus Notes proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)
Y	N	N

Is Asset Issuer a Related Party (Y/N)	Type of Assets Received Upon Issuance	Principal Amount of Assets Received Upon Issuance	Book/Adjusted Carry Value of Assets	Is Liquidity Source a Related Party to the Surplus Note Issuer? (Y/N)
N		$—	$—	N
Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.
12.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties other than in a forced or liquidation sale. Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds, when carried at the lower of cost or market.
Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.
The Company’s financial assets and liabilities are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The levels of the fair value hierarchy are as follows:
▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments described below. The Company’s composition of asset mix can change from period to period and all assets described below may not be held as of December 31, 2025.

Bonds and other invested assets: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated through price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.
Fair values for actively traded marketable bonds are determined based upon quoted market prices and are classified as Level 1 assets. Corporate bonds, ABS, U.S. agency bonds, and foreign securities use observable pricing method such as matrix pricing, market corroborated pricing or inputs such as yield curves and indices. These investments are classified as Level 2.
For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity. The Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date, i.e., “exit price” concept. These assets are classified as Level 3.
Preferred and Common Stock: Fair values of publicly traded stocks are based upon quoted market price and are classified as Level 1 assets. Certain preferred and common stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other stocks, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.
Contract loans: The fair value of contract loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.
Cash equivalents and short-term investments: The fair values for cash equivalents and short-term investments are generally determined based on quoted market prices. These assets are classified as Level 1 and Level 2.
Derivatives: Certain derivatives are carried at fair value which is determined using observable key financial data such as yield curves, exchange rates, S&P 500 Index prices, SOFR, and OIS. Derivatives fair values are generally obtained from third party sources. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better.
Separate account assets: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1 and Level 2.
Supplementary contracts and immediate annuities: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.
Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2025:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds:
Issuer credit obligations	$10,324,118	$12,116,556	$170,045	$8,565,648	$1,588,425	$—
Asset-backed securities	7,513,666	8,167,831	—	3,621,831	3,891,835	—
Preferred stock	4,805	4,994	—	1,549	3,256	—
Common stock (unaffiliated)	90,367	90,367	—	82,850	7,517	—
Mortgage loans	4,415,303	4,487,425	—	—	4,415,303	—
Contract loans	1,850,234	1,850,234	—	1,850,234	—	—
Other invested assets	532,883	496,570	—	146,237	—	386,646
Cash equivalents and short-term investments	849,927	849,909	670,866	179,061	—	—
Derivatives:
Credit contracts	12,230	5,150	—	12,230	—	—
Equity contracts	561,577	561,576	36	143,563	417,978	—
Foreign exchange contracts	841	77	—	841	—	—
Interest rate contracts	18,569	3,492	—	18,569	—	—
Separate account assets	1,688,328	1,688,328	1,687,195	1,133	—	—
Total assets	$27,862,848	$30,322,509	$2,528,142	$14,623,746	$10,324,314	$386,646

Liabilities:
Deposit type contracts:
Supplementary contracts and immediate annuities	$201,606	$192,847	$—	$27,014	$174,592	$—
Other deposit type contracts	2,333,501	2,298,513	—	2,333,501	—	—
Derivatives:
Equity contracts	90,683	90,683	25	78,680	11,978	—
Foreign exchange contracts	1,704	2,688	—	1,704	—	—
Interest rate contracts	8,636	6,424	—	8,636	—	—
Total liabilities	$2,636,130	$2,591,155	$25	$2,449,535	$186,570	$—
The Company reports the fair value of residual interests using the net asset value (“NAV”) practical expedient. Residual interests fair value is based on the ownership share of the equity of the investee, as reported to the Company by the General Partner.
The Company did not have any financial instruments for which it was not practicable to estimate the fair value as of December 31, 2025.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2024:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$19,219,099	$22,566,919	$164,777	$14,288,284	$4,766,038
Preferred stock	4,658	5,026	—	1,580	3,078
Common stock (unaffiliated)	112,272	112,271	—	102,681	9,591
Mortgage loans	4,457,188	4,606,527	—	—	4,457,188
Contract loans	1,871,474	1,871,474	—	1,871,474	—
Other invested assets	112,496	130,568	—	75,524	36,972
Cash equivalents and short-term investments	342,016	341,997	274,545	—	67,471
Derivatives:
Credit contracts	4,500	3,796	—	4,500	—
Equity contracts	522,666	522,665	554	114,824	407,288
Foreign exchange contracts	4,212	4,285	—	4,212	—
Interest rate contracts	2,403	2,353	—	2,403	—
Separate account assets	1,679,424	1,679,424	1,677,812	1,612	—
Total assets	$28,332,408	$31,847,305	$2,117,688	$16,467,094	$9,747,626

Liabilities:
Supplementary contracts and immediate annuities	$211,520	$241,350	$—	$39,315	$172,205
Deposit type contracts	2,735,934	2,695,151	—	2,735,934	—
Derivatives:
Equity contracts	57,999	57,999	—	57,999	—
Foreign exchange contracts	—	44	—	—	—
Interest rate contracts	36,031	983	—	36,031	—
Total liabilities	$3,041,484	$2,995,527	$—	$2,869,279	$172,205
The Company did not have any financial instruments for which it was not practicable to estimate the fair value or measured and reported at NAV as of December 31, 2024.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The following table shows assets and liabilities measured and reported at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Bonds:
Asset-backed securities	$—	$10,151	$—	$—	$10,151
Preferred stock	—	1,549	—	—	1,549
Common stock	—	82,850	7,517	—	90,367
Derivatives:
Equity contracts	36	143,563	417,978	—	561,577
Interest rate contracts	—	3,492	—	—	3,492
Other invested assets	—	55,662	—	81,203	136,865
Separate account assets	1,687,195	1,133	—	—	1,688,328
Total assets	$1,687,231	$298,400	$425,495	$81,203	$2,492,329

Liabilities:
Derivatives:
Equity contracts	25	78,680	11,978	—	90,683
Foreign exchange contracts	—	19	—	—	19
Interest rate contracts	—	6,424	—	—	6,424
Total liabilities	$25	$85,123	$11,978	$—	$97,126
The following table shows assets and liabilities measured and reported at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Bonds:
Industrial and misc.	$—	$911	$—	$911
Preferred stock	—	1,580	—	1,580
Common stock	—	102,681	9,591	112,272
Derivatives:
Equity contracts	554	114,824	407,288	522,666
Foreign exchange contracts	—	13	—	13
Interest rate contracts	—	2,403	—	2,403
Separate account assets	1,677,812	1,612	—	1,679,424
Total assets	$1,678,366	$224,024	$416,879	$2,319,269

Liabilities:
Derivatives:
Equity contracts	—	57,999	—	57,999
Interest rate contracts	—	1,033	—	1,033
Total liabilities	$—	$59,032	$—	$59,032

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2025:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
Assets:
Common stock	$9,591	$—	$—	$(5,102)	$5,865	$3,113	$—	$(5,950)	$—	$7,517
Derivatives:
Equity contracts	407,288	—	—	119,215	33,403	82,358	—	(224,286)	—	417,978
Total assets	$416,879	$—	$—	$114,113	$39,268	$85,471	$—	$(230,236)	$—	$425,495

Liabilities:
Derivatives:
Equity contracts	$—	$—	$—	$—	$2,959	$9,019	$—	$—	$—	$11,978
Total liabilities	$—	$—	$—	$—	$2,959	$9,019	$—	$—	$—	$11,978
The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2024:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
Common stock	7,683	—	—	—	1,489	419	—	—	—	9,591
Derivatives:
Equity contracts	326,610	—	—	95,611	93,128	75,925	—	(183,986)	—	407,288
Total	$334,293	$—	$—	$95,611	$94,617	$76,344	$—	$(183,986)	$—	$416,879
The Company may reclassify assets reported at fair value between levels of the fair value hierarchy established as part of SSAP No. 100, Fair Value, if appropriate, based on changes in the quality of valuation inputs available during a reporting period. The policy governing when these transfers are recognized did not change during 2025 or 2024.
The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.
13.    Commitments and Contingencies
Guarantee Agreements: The Company guarantees certain contractual policy claims of its subsidiary, Midwestern. In the unlikely event that Midwestern was unable to fulfill its obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations. Any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company’s future operations or financial position. The Company recorded a liability of $0 related to this guarantee as of December 31, 2025 and 2024. The Company was not required to make any payments related to this guarantee during the years ended 2025 and 2024. The maximum potential of future payments is $0 as of 2025.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

Operating Leases: The Company is party to certain cost-sharing arrangements and service agreements with other affiliated Resolution Life U.S. Holdings Inc. companies. Included in these cost-sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $1,069, $2,339 and $3,943 for 2025, 2024 and 2023 under this cost-sharing methodology respectively.
Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.

In addition, the life insurance industry, including the Company, has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation.

Likewise, the life insurance industry, including the Company, has experienced litigation focusing on the California courts ruling that the statutes lengthening the required grace and lapse notice periods and requiring carriers to annually offer the right to designate a third-party addressee apply retroactively. This litigation is generally known as CA Lapse litigation. The Company has received a putative class action filed in Orange County, CA. The Plaintiff asserts a claim for himself and on behalf of a putative class, alleging that SLD did not provide the minimum 60-day notice required by the California lapse statutes prior to the policy at issue lapsing. Plaintiff asserts claims for breach of contract, bad faith, unfair competition, and seeks a declaration that the policy remains in force. The contract at issue is a UL policy that lapsed in November 2022 after receiving a 61-day grace period in accordance with the policy’s terms and relevant statutes. Our Rule 12(c) motion to dismiss was denied by the court but we believe class certification should be denied in light of recent Ninth Circuit Court of Appeals rulings. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company’s operations or financial position.

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.
Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $1,130,270 and $1,072,941 as of December 31, 2025 and 2024, respectively. The Company is also committed to provide additional capital contributions of $820,833 and $567,101 as of December 31, 2025 and 2024, respectively, in partnerships.
Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits, surrenders and dividends to its parent.
The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.
The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.
14.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Resolution Life U.S. Holdings Inc. (“Resolution Life US”), the Company’s indirect parent, to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires January 4, 2031, the Company and Resolution Life US can borrow up to 3% of the Company’s admitted assets excluding separate accounts as of December 31 of the

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

preceding year from one another. Interest on any borrowing under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. The following table summarizes the activity under the agreement:

	Year ended December 31
6.5%	2025	2024	2023
4.9%
Interest rate range	4.9% to 6.5%	5.4% to 6.4%	5.4% to 6.5%
Interest income	$2,046	$5,323	$2,187
Interest expense	$1,607	$320	$57

Outstanding receivable	$28,000	$—
Outstanding payable	$—	$—
As of December 31, 2025, the Company is the beneficiary of letters of credit totaling $931 The terms of the letters of credit provide for automatic renewal upon anniversary unless otherwise canceled or terminated by the ceding company or the letter of credit provider.
15.    Related Party Transactions
The Company has entered into various management and services contracts with affiliated companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. The Company’s primary related party agreements are detailed below, expenses incurred under the agreements were all quantitatively immaterial for disclosure:
Service Agreements: The Company has entered into an inter-insurer services agreement with its U.S. insurance company affiliates and other affiliates (collectively, the "affiliates") whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. For the years ended December 31, 2025 and 2024 expenses were immaterial.
Tax Sharing Agreements: See Note 8 for disclosure related to the federal tax sharing agreement.
The Company has also entered into a state tax sharing agreement with Resolution Life U.S. Holdings Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Resolution Life U.S. Holdings Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

16. Accident and Health Contracts
Effective January 1, 2020, the accident and health business assumed by the Company was recaptured by RLI. Simultaneously with this recapture, effective January 1, 2020, the Company recaptured the retrocession of the block from Canada Life. The Company reports zero accident and health business on a net basis, and a de minimis amount on a gross basis.
17. Reconciliation to Annual Statement
As noted in Note 1, the Company identified an error in 2025 related to other revenues. The following table reconciles amounts reported herein to the amounts reported in the 2025 Annual Statement:

	2025
	Annual Statement	Adjustments	Audited Financials
Statement of admitted assets, liabilities, and capital and surplus
Admitted assets	$33,641,752	$—	$33,641,752

Liabilities:
Indebtedness to related parties	74,831	(63,313)	11,518
Total liabilities	32,245,584	(63,313)	32,182,271

Capital and surplus:
Unassigned surplus	427,306	63,313	490,619
Total capital and surplus	1,396,168	63,313	1,459,481

Total liabilities and capital and surplus	$33,641,752	$—	$33,641,752

Statement of Operations
Premiums and other revenues:
Other revenue	$189,878	$11,432	$201,310
Total premiums and other revenues	2,229,575	11,432	2,241,007

Net income (loss)	150,504	11,432	161,936

Statement of Changes in Capital and Surplus
Capital and surplus, December 31, 2024	1,293,551	—	1,293,551
Net income (loss)	150,504	11,432	161,936
Prior period adjustment	—	51,881	51,881

Capital and surplus, December 31, 2025	1,396,168	63,313	1,459,481

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2025 and 2024
____________________________________________________________________________________________________________________________________________________________
($’s in thousands, except par value and share amounts)

18.    Subsequent Events
The Company has evaluated all events occurring after December 31, 2025 through April 29, 2026, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the statutory basis financial statements.
There were no material events that occurred subsequent to December 31, 2025.

Supplementary Information

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2025
($’s in thousands)

Investment Income Earned:
U.S. government bonds	$77,391
Other bonds (unaffiliated)	941,544
Bonds of affiliates	—
Preferred stocks (unaffiliated)	219
Common stocks (unaffiliated)	8,284
Mortgage loans	261,968
Contract loans	95,808
Cash, cash equivalents, and short-term investments	37,654
Other invested assets	95,016
Derivative instruments	(5,548)
Aggregate write-ins for investment income	—
Gross investment income	$1,512,336

Mortgage Loans (Book Value):
Commercial mortgages	$2,450,041
Residential mortgages	1,889,644
Mezzanine	147,740
Total mortgage loans	$4,487,425

Mortgage Loans by Standing (Book Value):
Good standing	$4,428,597
Good standing with restructured terms	—
Interest overdue more than 90 days, not in foreclosure	58,828
Total mortgage loans by standing	$4,487,425

Other long-term assets (statement value)	$1,528,795

Contract loans	$1,850,234

Bonds and Stocks of Parents, Subsidiaries and Affiliates (Book Value):
Bonds	$1,000
Common stocks	180,420
Total bonds and stocks of parents, subsidiaries and affiliates	$181,420

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2025
($’s in thousands)

Bonds and Short-term Investments by NAIC Designation and Maturity:
Bonds and Short-term Investments by Maturity (Statement Value):
Due within 1 year or less	$1,312,063
Over 1 year through 5 years	3,884,658
Over 5 years through 10 years	4,804,164
Over 10 years through 20 years	5,859,883
Over 20 years	4,574,679
Total by maturity	$20,435,447

Bonds and Short-term Investments by NAIC Designation (Statement Value):
NAIC 1	$11,698,924
NAIC 2	7,412,481
NAIC 3	834,191
NAIC 4	460,816
NAIC 5	19,215
NAIC 6	9,821
Total by NAIC Designation	$20,435,448

Total bonds and short-term investments publicly traded	$7,856,894

Total bonds and short-term investments privately placed	$12,578,554

Preferred stocks (statement value)	$4,994

Common stocks, including subsidiaries (market value)	$270,787

Short-term investments (book value)	$179,061

Cash equivalents	$670,848

Financial options owned (statement value)	$561,540

Financial options written and in force (statement value)	$(90,658)

Financial collar, swap and forward agreements open (statement value)	$(393)

Financial futures contracts open (current value)	$11

Cash on deposit	$770,241

Life Insurance in Force:
Ordinary	53,738,415
Group life	41,024
Total life insurance in force	$53,779,439

Amount of accidental death insurance in force under ordinary policies	$3,734,835

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2025
($’s in thousands)

Life Insurance Policies with Disability Provisions in Force:
Ordinary	$30,633,103
Group life	$200

Supplementary Contracts in Force:
Ordinary-not involving life contingencies:
Amount on deposit	$185,647
Amount of income payable	$5,382
Ordinary-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$14,119
Group-not involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Group-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—

Annuities:
Ordinary:
Immediate-amount of income payable	$44,151
Deferred-fully paid account balance	$289,200
Deferred-not fully paid account balance	$464,053
Group:
Amount of income payable	$600
Fully paid account balance	$293
Not fully paid account balance	$—

Accident and Health Insurance Premiums in Force:
Ordinary	$—
Group	$—

Deposit Funds and Dividend Accumulations:
Deposit funds-account balance	$2,197,037
Dividend accumulations-account balance	$62,745

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2025
($’s in thousands)

Claim payments for the years ended December 31:
Group accident and health:
2025	$—

2024	$—

2023	$—

2022	$—

2021	$—

Prior	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Life and Health Reinsurance Disclosures
December 31, 2025
($’s in thousands)
The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

Reinsurance Credit:

The Company has not identified any reinsurance contracts entered into, renewed, or amended on or after January 1, 1996 that would require disclosure in the supplemental schedule of life and health reinsurance disclosures as required under SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2025
($’s in thousands)

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
For the year Ended December 31, 2025
(To Be Filed by April 1)

Of The SECURITY LIFE OF DENVER INSURANCE COMPANY

ADDRESS (City, State and Zop Code) West Chester , PA 19380-1478....................................................................................................................................................................................
NAIC Group Code 4992 ............................ NAIC Company Code 68713 ....................… Federal Employer's Identification Number (FEIN) 84-0499703 ........................................

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.Reporting entity’s total admitted assets as reported on Page 2 of this annual statement............................................................................................................$ .....…...... 31,953,424

2.Ten largest exposures to a single issuer/borrower/investment.

	1 Issuer	2 Description of Exposure	3 Amount	4 Percentage of Total Admitted Assets
2.01	Blackstone	Bond, Equity	$2,035,278	6.4%
2.02	Empire Sub LLC	Bond	$362,793	1.1%
2.03	Brookfield	Bond, Equity	$298,922	0.9%
2.04	KKR	Bond, Equity	$255,217	0.8%
2.05	Federal National Mortgage Association	Bond	$187,276	0.6%
2.06	Bronco Funding 2024-1 LLC	Bond	$185,257	0.6%
2.07	Midwestern United Life Insurance Company	Equity	$178,483	0.6%
2.08	Barings	Bond, Equity	$178,402	0.6%
2.09	Neuberger Berman	Bond, Equity	$149,075	0.5%
2.10	VPC	Bond, Equity	$124,696	0.4%

3.Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designation.

	Bonds	1	2		Preferred Stocks	3	4
3.01	NAIC 1	$11,698,924	36.6%	3.07	NAIC 1	$3,446	0.0%
3.02	NAIC 2	$7,412,481	23.2%	3.08	NAIC 2	$1,549	0.0%
3.03	NAIC 3	$834,191	2.6%	3.09	NAIC 3	$—	0.0%
3.04	NAIC 4	$460,816	1.4%	3.10	NAIC 4	$—	0.0%
3.05	NAIC 5	$19,215	0.1%	3.11	NAIC 5	$—	0.0%
3.06	NAIC 6	$9,821	0.0%	3.12	NAIC 6	$—	0.0%

4.Assets held in foreign investments:
4.01    Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?          Yes [ ] No [ X]
If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

4.02	Total admitted assets held in foreign investments	$3,298,527	10.3%
4.03	Foreign-currency-denominated investments	$86,823	0.3%
4.04	Insurance liabilities denominated in that same foreign currency	$—	0.0%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2025
($’s in thousands)
SUPPLEMENT FOR THE YEAR 2025 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

5.Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2
5.01	Countries designated NAIC-1	$2,858,962	8.9%
5.02	Countries designated NAIC-2	$388,950	1.2%
5.03	Countries designated NAIC-3 or below	$50,615	0.2%

6.Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

			1	2
	Countries designated NAIC - 1:
6.01	Country 1:	Cayman Islands	$1,073,320	3.4%
6.02	Country 2:	Australia	$377,418	1.2%
	Countries designated NAIC - 2:
6.03	Country 1:	Mexico	$212,635	0.7%
6.04	Country 2:	Peru	$40,751	0.1%
	Countries designated NAIC - 3 or below:
6.05	Country 1:	Colombia	$26,273	0.1%
6.06	Country 2:	Liberia	$8,000	0.0%

			1	2
7.	Aggregate unhedged foreign currency exposure		$16,001	0.1%

8.Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

		1	2
8.01	Countries designated NAIC-1	$16,001	0.1%
8.02	Countries designated NAIC-2	$—	0.0%
8.03	Countries designated NAIC-3 or below	$—	0.0%

9.Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation:

			1	2
	Countries designated NAIC - 1:
9.01	Country 1:	LUXEMBOURG	$13,600	0.0%
9.02	Country 2:	UNITED KINGDOM	$2,401	0.0%
	Countries designated NAIC - 2:
9.03	Country 1:		$—	0.0%
9.04	Country 2:		$—	0.0%
	Countries designated NAIC - 3 or below:
9.05	Country 1:		$—	0.0%
9.06	Country 2:		$—	0.0%
10.Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1 Issuer	2 NAIC Designation	3	4
10.01	BID III Note Issuer L.P.	1PL, 2PL, 3PL	$195,230	0.6%
10.02	MAPLE CONNECT ISSUER LP	2PL	$75,000	0.2%
10.03	GreenSaif Pipelines Bidco S.à r.l.	1FE	$64,149	0.2%
10.04	HAFSLUND E-CO AS 3.14 15AUG31	1PL	$48,169	0.2%
10.05	AP Grange Holdings LLC	2PL	$41,453	0.1%
10.06	XLIT Ltd.	1FE	$36,350	0.1%
10.07	L & K FIN PTY LTD 4.82 12JUN30	2FE	$34,670	0.1%
10.08	EOLICA MESA LA PAZ DE 5.98 20DEC44	2PL	$33,821	0.1%
10.09	Commonwealth Bank of Australia	1FE	$33,689	0.1%
10.10	NSW ELECTRICITY NETWOR 3.18 16MAR29	2FE	$32,841	0.1%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2025
($’s in thousands)

SUPPLEMENT FOR THE YEAR 2025 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

11.Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?                  Yes [ X] No [ ]
If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian investments	$—	0.0%
11.03	Canadian-currency-denominated investments	$—	0.0%
11.04	Canadian-denominated insurance liabilities	$—	0.0%
11.05	Unhedged Canadian currency exposure	$—	0.0%

12Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions:

12.01Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?           Yes [ X] No [ ]
If response to 12.01 is yes, detail is not required for the remainder of interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions	$—	0.0%
	Largest three investments with contractual sales restrictions:
12.03		$—	0.0%
12.04		$—	0.0%
12.05		$—	0.0%

13Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets?           Yes [ ] No [ X]
If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

	1 Issuer	2	3
13.02	Blackstone	$265,192	0.8%
13.03	Midwestern United Life Insurance Company	$178,483	0.6%
13.04	KKR	$141,973	0.4%
13.05	Federal Home Loan Bank of Topeka	$82,850	0.3%
13.06	Partners Group	$75,328	0.2%
13.07	PEG Co-Investment Fund	$57,705	0.2%
13.08	Brookfield	$50,087	0.2%
13.09	Harvest Partners	$46,527	0.1%
13.10	Pomona	$40,739	0.1%
13.11	Crescent	$35,433	0.1%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2025
($’s in thousands)

SUPPLEMENT FOR THE YEAR 2025 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

14Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

14.01Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?              Yes [ ] No [ X]
If response to 14.01 is yes, responses are not required for 14.02 through 14.05.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$1,470,282	4.4%
	Largest three investments with contractual sales restrictions:
14.03	Blackstone	$265,192	0.8%
14.04	KKR	$141,973	0.4%
14.05	Federal Home Loan Bank of Topeka	$82,850	0.3%

	1 Fund Manager	2 Total Invested	3 Diversified	4 Nondiversified
14.06	Blackstone	$265,192	$265,192	$—
14.07	KKR	$141,973	$141,973	$—
14.08	Partners Group	$75,328	$75,328	$—
14.09	PEG Co-Investment Fund L.P.	$57,705	$57,705	$—
14.10	Brookfield	$50,087	$50,087	$—
14.11	Harvest Partners	$46,527	$46,527	$—
14.12	Pomona	$40,739	$40,739	$—
14.13	Crescent	$35,433	$35,433	$—
14.14	VPC	$29,739	$29,739	$—
14.15	Oconee	$29,354	$29,354	$—

15Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

15.01Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?                  Yes [ X] No [ ]
If response to 15.01 is yes, responses are not required for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests	$—	0.0%
	Largest three investments in general partnership interests:
15.03		$—	0.0%
15.04		$—	0.0%
15.05		$—	0.0%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2025
($’s in thousands)

SUPPLEMENT FOR THE YEAR 2025 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

16Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?                  Yes [ ] No [ X]

If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

	1 Type (Residential, Commercial, Agricultural)	2	3
16.02	Commercial	$75,000	0.2%
16.03	Commercial	$64,416	0.2%
16.04	Commercial	$60,217	0.2%
16.05	Residential	$54,051	0.2%
16.06	Commercial	$51,900	0.2%
16.07	Commercial	$49,273	0.2%
16.08	Commercial	$49,167	0.2%
16.09	Commercial	$49,000	0.2%
16.10	Commercial	$48,000	0.2%
16.11	Commercial	$47,250	0.1%

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

		Loans
16.12	Construction loans	$42,166	0.1%
16.13	Mortgage loans over 90 days past due	$58,828	0.2%
16.14	Mortgage loans in the process of foreclosure	$—	0.0%
16.15	Mortgage loans foreclosed	$—	0.0%
16.16	Restructured mortgage loans	$—	0.0%

17Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan to Value		1	2	3	4	5	6
17.01	above 95%	$—	0.0%	$62,285	0.2%	$—	0.0%
17.02	91 to 95%	$—	0.0%	$18,782	0.1%	$—	0.0%
17.03	81 to 90%	$320	0.0%	$85,778	0.3%	$—	0.0%
17.04	71 to 80%	$871,709	2.7%	$251,069	0.8%	$—	0.0%
17.05	below 70%	$1,017,616	3.2%	$2,179,867	6.8%	$—	0.0%

18Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

18.01Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?                      Yes [ X] No [ ]
If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18. Largest five investments in any one parcel or group of contiguous parcels of real estate.

	Largest five investments in any one parcel or group of contiguous parcels of real estate.
	Description 1	2	3
18.02		$—	0.0%
18.03		$—	0.0%
18.04		$—	0.0%
18.05		$—	0.0%
18.06		$—	0.0%

19Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets?          Yes [ X] No [ ]

If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans:	$—	0.0%
	Largest three investments held in mezzanine real estate loans:
19.03		$—	0.0%
19.04		$—	0.0%
19.05		$—	0.0%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2025
($’s in thousands)

SUPPLEMENT FOR THE YEAR 2025 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

20.Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

		At Year End		At End of Each Quarter
		1	2	1st Quarter 3	2nd Quarter 4	3rd Quarter 5
20.01	Securities lending agreements (do not include
	assets held as collateral for such transactions)	$—	0.0%	$—	$—	$—
20.02	Repurchase agreements	$—	0.0%	$—	$—	$—
20.03	Reverse repurchase agreements	$—	0.0%	$—	$—	$—
20.04	Dollar repurchase agreements	$—	0.0%	$—	$—	$—
20.05	Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		1	2	3	4
21.01	Hedging	$—	0.0%	$—	0.0%
21.02	Income generation	$—	0.0%	$—	0.0%
21.03	Other	$—	0.0%	$—	0.0%

22.Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

		At Year End		At End of Each Quarter
		1	2	1st Quarter 3	2nd Quarter 4	3rd Quarter 5
22.01	Hedging	$38,903	0.1%	$24,920	$24,672	$39,411
22.02	Income generation	$—	0.0%	$—	$—	$—
22.03	Replications	$—	0.0%	$200,000	$350,000	$300,000
22.04	Other	$300,001	0.9%	$—	$—	$—

23.Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

		At Year End		At End of Each Quarter
		1	2	1st Quarter 3	2nd Quarter 4	3rd Quarter 5
23.01	Hedging	$—	0.0%	$—	$—	$—
23.02	Income generation	$—	0.0%	$—	$—	$—
23.03	Replications	$—	0.0%	$—	$—	$—
23.04	Other	$575	0.0%	$1,249	$835	$619

SECURITY LIFE OF DENVER INSURANCE COMPANY
Summary Investment Schedule
December 31, 2025
($’s in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage of Total
Issuer credit obligations:
U.S. government obligations	$1,122,951	3.7%	$1,122,951	$—	$1,122,951	3.7%
Other U.S. government obligations	107,031	0.3	107,031	—	107,031	0.3
Non-U.S. sovereign jurisdiction securities	243,746	0.8	243,746	—	243,746	0.8
Municipal bonds - general obligations (direct & guaranteed)	31,859	0.1	31,859	—	31,859	0.1
Municipal bonds - special revenue	195,598	0.6	195,598	—	195,598	0.6
Corporate bonds	9,986,410	32.3	9,986,410	—	9,986,410	32.3
Single entity backed obligations	54,656	0.2	54,656	—	54,656	0.2
Bank loans - acquired	374,303	1.2	374,303	—	374,303	1.2
Total issuer credit obligations	12,116,555	39.2	12,116,555	—	12,116,555	39.2
Asset-backed securities:
Financial asset-backed securities - self-liquidating	5,862,460	19.1	5,862,460	—	5,862,460	19.1
Financial asset-backed securities - not self-liquidating	41,888	0.1	41,888	—	41,888	0.1
Non-financial asset-backed securities	2,263,484	7.4	2,263,484	—	2,263,484	7.4
Total asset-backed securities	8,167,831	26.6	8,167,831	—	8,167,831	26.6
Preferred stocks:
Industrial and miscellaneous (unaffiliated)	4,994	—	4,994	—	4,994	—
Total preferred stocks	4,994	—	4,994	—	4,994	—
Common stocks:
Industrial and miscellaneous other (unaffiliated)	90,367	0.3	90,367	—	90,367	0.3
Parent, subsidiaries and affiliates Other	180,420	0.6	180,420	—	180,420	0.6
Total common stocks	270,787	0.9	270,787	—	270,787	0.9
Mortgage loans:
Residential mortgages	1,889,644	6.2	1,889,644	—	1,889,644	6.2
Commercial mortgages	2,450,041	8.0	2,450,041	—	2,450,041	8.0
Mezzanine real estate loans	147,740	0.5	147,740	—	147,740	0.5
Total mortgage loans	4,487,425	14.7	4,487,425	—	4,487,425	14.7
Cash, cash equivalents and short-term investments:
Cash	770,241	2.5	770,241	—	770,241	2.5
Cash equivalents	670,848	2.2	670,848	—	670,848	2.2
Short-term investments	179,061	0.6	179,061	—	179,061	0.6
Total cash, cash equivalents and short-term investments	1,620,150	5.3	1,620,150	—	1,620,150	5.3
Contract loans	1,851,481	6.0	1,850,234	—	1,850,234	6.0
Derivatives	570,295	1.9	570,295	—	570,295	1.9
Other invested assets	1,528,795	5.0	1,528,795	—	1,528,795	5.0
Receivables for securities	76,902	0.3	76,902	—	76,902	0.3
Securities lending	—	—	—	XXX	XXX	XXX
Other invested assets	23,494	0.1	23,494	—	23,494	0.1
Total invested assets	$30,718,711	100.0%	$30,717,464	$—	$30,717,464	100.0%
* Excluding separate accounts
79